UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Large Cap Value Equity Fund

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
COMMON STOCK [97.3%]
   AEROSPACE & DEFENSE [4.8%]
   Goodrich                                             16,400   $           607
   Lockheed Martin                                      13,000             1,093
   Northrop Grumman                                     17,000               766
   Raytheon                                             25,200             1,286
                                                                 ---------------
   TOTAL AEROSPACE & DEFENSE                                               3,752
                                                                 ===============
   AIR FREIGHT & LOGISTICS [0.8%]
   FedEx                                                 9,600               616
                                                                 ===============
   BEVERAGES [3.3%]
   Coca-Cola                                            24,700             1,118
   Coca-Cola Enterprises                                25,200               303
   Molson Coors Brewing, Cl B                           15,400               753
   Pepsi Bottling Group                                 17,300               390
                                                                 ---------------
   TOTAL BEVERAGES                                                         2,564
                                                                 ===============
   CAPITAL MARKETS [3.0%]
   Bank of New York Mellon                              28,900               819
   Goldman Sachs Group                                  11,200               945
   State Street                                         15,000               590
                                                                 ---------------
   TOTAL CAPITAL MARKETS                                                   2,354
                                                                 ===============
   CHEMICALS [2.0%]
   Dow Chemical                                         36,000               543
   EI Du Pont de Nemours                                18,500               468
   PPG Industries                                       14,000               594
                                                                 ---------------
   TOTAL CHEMICALS                                                         1,605
                                                                 ===============
   COMMERCIAL BANKS [6.7%]
   BB&T                                                 21,100               579
   PNC Financial Services Group                         14,300               701
   US Bancorp                                           48,000             1,201
   Wells Fargo                                          94,960             2,799
                                                                 ---------------
   TOTAL COMMERCIAL BANKS                                                  5,280
                                                                 ===============
   COMMUNICATIONS EQUIPMENT [0.4%]
   Corning                                              37,100               354
                                                                 ===============
   COMPUTERS & PERIPHERALS [3.4%]
   Hewlett-Packard                                      36,600             1,328
   IBM                                                  14,300             1,204
   Lexmark International, Cl A *                         5,800               156
                                                                 ---------------
   TOTAL COMPUTERS & PERIPHERALS                                           2,688
                                                                 ===============
   CONSTRUCTION & ENGINEERING [0.3%]
   Fluor                                                 5,800               260
                                                                 ===============
   CONSUMER FINANCE [0.2%]
   Capital One Financial                                 6,000               191
                                                                 ===============

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
   CONTAINERS & PACKAGING [0.4%]
   Ball                                                  7,200   $           299
                                                                 ===============
   DIVERSIFIED FINANCIAL SERVICES [4.7%]
   Bank of America                                      75,896             1,069
   JPMorgan Chase                                       83,200             2,623
                                                                 ---------------
   TOTAL DIVERSIFIED FINANCIAL SERVICES                                    3,692
                                                                 ===============
   DIVERSIFIED TELECOMMUNICATION SERVICES [7.9%]
   AT&T                                                129,917             3,703
   Verizon Communications                               73,509             2,492
                                                                 ---------------
   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            6,195
                                                                 ===============
   ELECTRIC UTILITIES [4.1%]
   Edison International                                 32,600             1,047
   Entergy                                               9,300               773
   FPL Group                                            13,000               654
   PPL                                                  24,100               740
                                                                 ---------------
   TOTAL ELECTRIC UTILITIES                                                3,214
                                                                 ===============
   ELECTRICAL EQUIPMENT [0.5%]
   Emerson Electric                                     10,200               373
                                                                 ===============
   ELECTRONIC EQUIPMENT [0.3%]
   Tyco Electronics                                     16,200               263
                                                                 ===============
   FOOD & STAPLES RETAILING [4.2%]
   Kroger                                               30,800               813
   Safeway                                              21,400               509
   SUPERVALU                                            14,200               207
   Wal-Mart Stores                                      31,000             1,738
                                                                 ---------------
   TOTAL FOOD & STAPLES RETAILING                                          3,267
                                                                 ===============
   FOOD PRODUCTS [2.5%]
   Archer-Daniels-Midland                               22,400               646
   ConAgra Foods                                         8,000               132
   General Mills                                        13,200               802
   Sara Lee                                             42,500               416
                                                                 ---------------
   TOTAL FOOD PRODUCTS                                                     1,996
                                                                 ===============
   HEALTH CARE EQUIPMENT & SUPPLIES [1.6%]
   Baxter International                                 19,400             1,040
   Covidien                                              6,000               217
                                                                 ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  1,257
                                                                 ===============
   HEALTH CARE PROVIDERS & SERVICES [2.4%]
   Aetna                                                27,600               787
   Cigna                                                19,500               328
   McKesson                                             20,000               775
                                                                 ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                  1,890
                                                                 ===============


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Large Cap Value Equity Fund

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
   HOTELS, RESTAURANTS & LEISURE [0.8%]
   Darden Restaurants                                   17,000   $           479
   Wyndham Worldwide                                    17,100               112
                                                                 ---------------
   TOTAL HOTELS, RESTAURANTS & LEISURE                                       591
                                                                 ===============
   HOUSEHOLD DURABLES [0.5%]
   Whirlpool                                             8,700               360
                                                                 ===============
   HOUSEHOLD PRODUCTS [2.3%]
   Procter & Gamble                                     28,500             1,762
                                                                 ===============
   INDUSTRIAL CONGLOMERATES [1.5%]
   General Electric                                     33,500               543
   Tyco International                                   27,600               596
                                                                 ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                          1,139
                                                                 ===============
   INSURANCE [8.0%]
   ACE                                                  24,600             1,302
   Aflac                                                 9,600               440
   Allstate                                              5,000               164
   Assurant                                              9,600               288
   Chubb                                                27,100             1,382
   MetLife                                              13,806               481
   Prudential Financial                                 13,800               418
   Travelers                                            27,000             1,220
   Unum Group                                           30,000               558
                                                                 ---------------
   TOTAL INSURANCE                                                         6,253
                                                                 ===============
   LIFE SCIENCES TOOLS & SERVICES [0.6%]
   PerkinElmer                                          32,000               445
                                                                 ===============
   MACHINERY [2.0%]
   Caterpillar                                          10,600               473
   Eaton                                                 8,400               418
   Illinois Tool Works                                   9,700               340
   Parker Hannifin                                       7,700               328
                                                                 ---------------
   TOTAL MACHINERY                                                         1,559
                                                                 ===============
   MEDIA [4.1%]
   CBS, Cl B                                            31,250               256
   Comcast, Cl A                                        36,200               611
   Omnicom Group                                        14,700               396
   Time Warner                                          83,800               843
   Viacom, Cl B *                                       15,000               286
   Walt Disney                                          35,900               814
                                                                 ---------------
   TOTAL MEDIA                                                             3,206
                                                                 ===============
   METALS & MINING [0.3%]
   United States Steel                                   5,800               216
                                                                 ===============
   MULTILINE RETAIL [0.7%]
   Target                                               15,500               535
                                                                 ===============

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
   MULTI-UTILITIES [3.8%]
   Dominion Resources                                   13,700   $           491
   PG&E                                                 24,100               933
   Public Service Enterprise Group                      32,100               936
   Sempra Energy                                        13,700               584
                                                                 ---------------
   TOTAL MULTI-UTILITIES                                                   2,944
                                                                 ===============
   OIL, GAS & CONSUMABLE FUELS [4.5%]
   Chevron                                              20,240             1,497
   ConocoPhillips                                       10,580               548
   Occidental Petroleum                                 24,400             1,464
                                                                 ---------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       3,509
                                                                 ===============
   PAPER & FOREST PRODUCTS [0.7%]
   International Paper                                  24,500               289
   MeadWestvaco                                         20,400               228
                                                                 ---------------
   TOTAL PAPER & FOREST PRODUCTS                                             517
                                                                 ===============
   PHARMACEUTICALS [6.8%]
   Abbott Laboratories                                  14,200               758
   Bristol-Myers Squibb                                 66,000             1,535
   Eli Lilly                                             9,000               362
   Merck                                                14,100               429
   Pfizer                                               95,500             1,691
   Wyeth                                                15,500               581
                                                                 ---------------
   TOTAL PHARMACEUTICALS                                                   5,356
                                                                 ===============
   REAL ESTATE INVESTMENT TRUSTS [0.2%]
   Host Hotels & Resorts                                21,000               159
                                                                 ===============
   ROAD & RAIL [2.9%]
   CSX                                                  31,400             1,019
   Norfolk Southern                                     12,600               593
   Union Pacific                                        14,500               693
                                                                 ---------------
   TOTAL ROAD & RAIL                                                       2,305
                                                                 ===============
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT [0.9%]
   Texas Instruments                                    44,900               697
                                                                 ===============
   SOFTWARE [0.9%]
   Microsoft                                            37,500               729
                                                                 ===============
   SPECIALTY RETAIL [1.1%]
   Best Buy                                             12,200               343
   Sherwin-Williams                                      8,200               490
                                                                 ---------------
   TOTAL SPECIALTY RETAIL                                                    833
                                                                 ===============
   TEXTILES, APPAREL & LUXURY GOODS [1.2%]
   Nike, Cl B                                           17,900               913
                                                                 ===============
      TOTAL COMMON STOCK
      (Cost $96,301)                                                      76,138
                                                                 ===============


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Large Cap Value Equity Fund

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
CASH EQUIVALENT [2.6%]
   Fidelity Institutional Domestic Money
      Market Portfolio, Cl I, 1.830% **              1,070,139   $         1,070
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.940% **                       909,584               910
                                                                 ===============
      TOTAL CASH EQUIVALENT
      (Cost $1,980)                                                        1,980
                                                                 ===============
      TOTAL INVESTMENTS [ 99.9%]
      (Cost $98,281) +                                           $        78,118
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $78,230 ($ THOUSANDS).

+ AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $98,362 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,359 ($ THOUSANDS) AND $(24,603) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Large Cap Growth Equity Fund

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
COMMON STOCK [98.5%]
   AEROSPACE & DEFENSE [3.1%]
   Boeing                                                6,000   $           256
   L-3 Communications Holdings, Cl 3                     3,000               221
   Lockheed Martin                                       3,300               278
   Precision Castparts                                   3,600               214
                                                                 ---------------
   TOTAL AEROSPACE & DEFENSE                                                 969
                                                                 ===============
   AIR FREIGHT & LOGISTICS [0.8%]
   Expeditors International of Washington                7,700               256
                                                                 ===============
   AUTOMOBILES [0.3%]
   Harley-Davidson                                       6,200               105
                                                                 ===============
   BEVERAGES [2.9%]
   Coca-Cola                                             5,800               263
   PepsiCo                                              12,200               668
                                                                 ---------------
   TOTAL BEVERAGES                                                           931
                                                                 ===============
   BIOTECHNOLOGY [5.9%]
   Biogen Idec *                                         4,600               219
   Celgene *                                             4,400               243
   Genentech *                                           3,000               249
   Genzyme - General Division *                          6,500               431
   Gilead Sciences *                                    14,400               737
                                                                 ---------------
   TOTAL BIOTECHNOLOGY                                                     1,879
                                                                 ===============
   CAPITAL MARKETS [2.6%]
   Franklin Resources                                    4,500               287
   Goldman Sachs Group                                   3,400               287
   T Rowe Price Group                                    7,000               248
                                                                 ---------------
   TOTAL CAPITAL MARKETS                                                     822
                                                                 ===============
   CHEMICALS [1.0%]
   Ashland                                               1,060                11
   Monsanto                                              4,200               296
                                                                 ---------------
   TOTAL CHEMICALS                                                           307
                                                                 ===============
   COMMERCIAL SERVICES & SUPPLIES [1.1%]
   Pitney Bowes                                          2,100                54
   Robert Half International                             8,400               175
   RR Donnelley & Sons                                   9,900               134
                                                                 ---------------
   TOTAL COMMERCIAL SERVICES & SUPPLIES                                      363
                                                                 ===============
   COMMUNICATIONS EQUIPMENT [2.9%]
   Qualcomm                                             25,500               914
                                                                 ===============
   COMPUTERS & PERIPHERALS [5.2%]
   Apple *                                               5,375               459
   Hewlett-Packard                                       8,723               317
   IBM                                                  10,200               858
                                                                 ---------------
   TOTAL COMPUTERS & PERIPHERALS                                           1,634
                                                                 ===============

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
   CONSTRUCTION & ENGINEERING [1.1%]
   Fluor                                                 3,500   $           157
   Jacobs Engineering Group *                            3,700               178
                                                                 ---------------
   TOTAL CONSTRUCTION & ENGINEERING                                          335
                                                                 ===============
   DIVERSIFIED FINANCIAL SERVICES [0.7%]
   CME Group, Cl A                                       1,000               208
                                                                 ===============
   ELECTRIC UTILITIES [0.3%]
   Edison International                                  3,100               100
                                                                 ===============
   ENERGY EQUIPMENT & SERVICES [4.4%]
   Baker Hughes                                          4,500               144
   ENSCO International                                  10,300               292
   National Oilwell Varco *                              2,800                69
   Noble                                                13,100               289
   Schlumberger                                         11,300               478
   Smith International                                   4,700               108
                                                                 ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                       1,380
                                                                 ===============
   FOOD & STAPLES RETAILING [3.2%]
   Wal-Mart Stores                                      18,075             1,013
                                                                 ===============
   FOOD PRODUCTS [1.6%]
   General Mills                                         4,300               261
   Kellogg                                               5,700               250
                                                                 ---------------
   TOTAL FOOD PRODUCTS                                                       511
                                                                 ===============
   HEALTH CARE EQUIPMENT & SUPPLIES [2.7%]
   Bard (C.R.)                                           3,200               270
   Stryker                                               9,300               371
   Zimmer Holdings *                                     4,900               198
                                                                 ---------------
   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    839
                                                                 ===============
   HEALTH CARE PROVIDERS & SERVICES [3.1%]
   Cardinal Health                                       4,600               159
   DaVita *                                              3,400               168
   McKesson                                              4,300               167
   UnitedHealth Group                                   18,700               497
                                                                 ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                    991
                                                                 ===============
   HOUSEHOLD PRODUCTS [5.0%]
   Colgate-Palmolive                                     9,400               644
   Procter & Gamble                                     15,102               934
                                                                 ---------------
   TOTAL HOUSEHOLD PRODUCTS                                                1,578
                                                                 ===============
   INSURANCE [1.0%]
   Aflac                                                 6,600               302
                                                                 ===============
   INTERNET & CATALOG RETAIL [0.7%]
   Amazon.Com *                                          4,400               226
                                                                 ===============


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Large Cap Growth Equity Fund

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
   INTERNET SOFTWARE & SERVICES [4.5%]
   eBay *                                               30,575   $           427
   Google, Cl A *                                        2,600               800
   Yahoo! *                                             15,000               183
                                                                 ---------------
   TOTAL INTERNET SOFTWARE & SERVICES                                      1,410
                                                                 ===============
   MACHINERY [2.6%]
   Caterpillar                                          10,700               478
   Cummins                                               4,100               110
   Danaher                                               4,100               232
                                                                 ---------------
   TOTAL MACHINERY                                                           820
                                                                 ===============
   MEDIA [2.4%]
   Comcast, Cl A                                        18,150               306
   DIRECTV Group *                                      12,700               291
   Omnicom Group                                         6,000               162
                                                                 ---------------
   TOTAL MEDIA                                                               759
                                                                 ===============
   METALS & MINING [1.4%]
   Freeport-McMoRan Copper & Gold                        9,800               239
   Nucor                                                 4,200               194
                                                                 ---------------
   TOTAL METALS & MINING                                                     433
                                                                 ===============
   MULTILINE RETAIL [0.6%]
   Kohl's *                                              1,900                69
   Target                                                4,000               138
                                                                 ---------------
   TOTAL MULTILINE RETAIL                                                    207
                                                                 ===============
   OIL, GAS & CONSUMABLE FUELS [16.8%]
   Apache                                                3,300               246
   Chevron                                              18,000             1,331
   ConocoPhillips                                        5,600               290
   EOG Resources                                         2,300               153
   Exxon Mobil                                          32,000             2,555
   Occidental Petroleum                                  8,200               492
   XTO Energy                                            6,400               226
                                                                 ---------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       5,293
                                                                 ===============
   PERSONAL PRODUCTS [0.3%]
   Avon Products                                         4,300               103
                                                                 ===============
   PHARMACEUTICALS [5.8%]
   Johnson & Johnson                                    16,664               997
   Pfizer                                               23,000               407
   Wyeth                                                11,050               415
                                                                 ---------------
   TOTAL PHARMACEUTICALS                                                   1,819
                                                                 ===============
   ROAD & RAIL [0.2%]
   CSX                                                   2,300                75
                                                                 ===============
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.0%]
   MEMC Electronic Materials *                           6,500                93

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
   Texas Instruments                                    14,400   $           223
                                                                 ---------------
   TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                            316
                                                                 ===============
   SOFTWARE [9.2%]
   Adobe Systems *                                       3,000                64
   Autodesk *                                           13,100               257
   Citrix Systems *                                      8,275               195
   Microsoft                                            62,180             1,209
   Oracle *                                             43,265               767
   Symantec *                                           31,300               423
                                                                 ---------------
   TOTAL SOFTWARE                                                          2,915
                                                                 ===============
   SPECIALTY RETAIL [2.2%]
   Autozone *                                            2,500               349
   Best Buy                                              9,200               259
   GameStop, Cl A *                                      4,500                97
                                                                 ---------------
   TOTAL SPECIALTY RETAIL                                                    705
                                                                 ===============
   TEXTILES, APPAREL & LUXURY GOODS [1.9%]
   Coach *                                              18,100               376
   Nike, Cl B                                            4,300               219
                                                                 ---------------
   TOTAL TEXTILES, APPAREL & LUXURY GOODS                                    595
                                                                 ===============
      TOTAL COMMON STOCK
      (Cost $38,169)                                                      31,113
                                                                 ===============
CASH EQUIVALENTS [1.5%]
   Fidelity Institutional Domestic Money
      Market Portfolio, Cl I, 1.830% **                257,029               257
                                                                 ---------------
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.940% **                       212,109               212
                                                                 ===============
      TOTAL CASH EQUIVALENTS
      (Cost $469)                                                            469
                                                                 ===============
      TOTAL INVESTMENTS [ 100.0%]
      (Cost $38,638) +                                           $        31,582
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $31,567 ($ THOUSANDS).

+ AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $38,638 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,655 ($ THOUSANDS) AND $(9,711) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

RCB Small Cap Value Fund

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
COMMON STOCK [98.9%]
   BEVERAGES [2.9%]
   PepsiAmericas                                        24,300   $           495
                                                                 ===============
   CHEMICALS [6.6%]
   Nalco Holding                                        52,500               606
   Spartech                                             81,200               508
                                                                 ---------------
   TOTAL CHEMICALS                                                         1,114
                                                                 ===============
   CONSTRUCTION MATERIALS [2.7%]
   Eagle Materials                                      24,600               453
                                                                 ===============
   DIVERSIFIED CONSUMER SERVICES [8.5%]
   Coinstar *                                           16,000               312
   PHH *                                                38,800               494
   Washington Post, Cl B                                 1,600               624
                                                                 ---------------
   TOTAL DIVERSIFIED CONSUMER SERVICES                                     1,430
                                                                 ===============
   ENERGY EQUIPMENT & SERVICES [5.9%]
   Exterran Holdings *                                  31,500               671
   Global Industries *                                  92,700               324
                                                                 ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                         995
                                                                 ===============
   FOOD PRODUCTS [2.0%]
   Ralcorp Holdings *                                    5,600               327
                                                                 ===============
   HOTELS, RESTAURANTS & LEISURE [5.1%]
   Wendy's/Arby's Group, Cl A                          173,839               859
                                                                 ===============
   HOUSEHOLD PRODUCTS [10.7%]
   Central Garden & Pet, Cl A *                        250,000             1,475
   Scotts Miracle-Gro, Cl A                             10,800               321
                                                                 ---------------
   TOTAL HOUSEHOLD PRODUCTS                                                1,796
                                                                 ===============
   INSURANCE [17.1%]
   Alleghany *                                           3,744             1,056
   Conseco *                                           144,000               746
   First American                                       12,800               370
   White Mountains Insurance Group                       2,600               694
                                                                 ---------------
   TOTAL INSURANCE                                                         2,866
                                                                 ===============
   INTERNET & CATALOG RETAIL [2.5%]
   Liberty Media - Interactive *                       133,300               416
                                                                 ===============
   INTERNET SOFTWARE & SERVICES [2.8%]
   United Online                                        78,000               473
                                                                 ===============
   LIFE SCIENCES TOOLS & SERVICES [2.9%]
   PerkinElmer                                          35,100               488
                                                                 ===============
   MACHINERY [6.1%]
   Actuant, Cl A                                        19,900               378
   Crane                                                16,000               276

                                                   Shares/Face
Description                                       Amount (000)     Value (000)
-----------                                       ------------   ---------------
   IDEX                                                 15,400   $           372
                                                                 ---------------
   TOTAL MACHINERY                                                         1,026
                                                                 ===============
   MEDIA [8.2%]
   Fisher Communications                                28,747               593
   Liberty Media - Capital *                            48,500               228
   LodgeNet Interactive *                              275,000               193
   Virgin Media                                         73,100               365
                                                                 ---------------
   TOTAL MEDIA                                                             1,379
                                                                 ===============
   METALS & MINING [1.0%]
   Novamerican Steel *                                 253,300               170
                                                                 ===============
   MULTILINE RETAIL [1.8%]
   99 Cents Only Stores *                               26,900               294
                                                                 ===============
   REAL ESTATE INVESTMENT TRUSTS [8.1%]
   Annaly Capital Management                            40,700               646
   Chimera Investment                                  208,500               719
                                                                 ---------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS                                     1,365
                                                                 ===============
   SOFTWARE [3.0%]
   Fair Isaac                                           10,000               168
   PLATO Learning *                                    279,700               336
                                                                 ---------------
   TOTAL SOFTWARE                                                            504
                                                                 ===============
   WIRELESS TELECOMMUNICATION SERVICES [1.0%]
   iPCS *                                               25,300               174
                                                                 ===============
      TOTAL COMMON STOCK
      (Cost $28,639)                                                      16,624
                                                                 ===============
REPURCHASE AGREEMENT [1.7%]
   Morgan Stanley
      0.015%, dated 12/31/08, to be
      repurchased on 01/02/09, repurchase
      price $276,937 (collateralized by a
      U.S. Treasury Bond, par value $319,942,
      6.375%, 08/15/27, with total market
      value $325,048) (A)                         $        277               277
                                                                 ===============
      TOTAL REPURCHASE AGREEMENT
      (Cost $277)                                                            277
                                                                 ===============
WARRANTS [0.0%]
   Novamerican Steel, Expires 03/07/11 *                72,000                 3
                                                                 ===============
      TOTAL WARRANTS
      (Cost $103)                                                              3
                                                                 ===============
      TOTAL INVESTMENTS [ 100.6%]
      (Cost $29,019) +                                           $        16,904
                                                                 ===============


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

RCB Small Cap Value Fund

PERCENTAGES ARE BASED ON NET ASSETS OF $16,808 ($ THOUSANDS).

+ AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $29,048 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,977 ($THOUSANDS) AND $(14,121) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

(A)  TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.


                           CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Opportunistic Value Fund

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
COMMON STOCK [79.6%]
   BEVERAGES [2.4%]
   PepsiCo                                                 600   $            33
                                                                 ===============
   CHEMICALS [1.4%]
   Rohm & Haas                                             300                19
                                                                 ===============
   COMMERCIAL BANKS [2.6%]
   US Bancorp                                            1,400                35
                                                                 ===============
   COMMUNICATIONS EQUIPMENT [2.9%]
   Nokia, ADR                                            2,500                39
                                                                 ===============
   COMPUTERS & PERIPHERALS [1.9%]
   Dell *                                                2,500                26
                                                                 ===============
   CONTAINERS & PACKAGING [3.7%]
   Crown Holdings *                                      1,200                23
   Sealed Air                                            1,800                27
                                                                 ---------------
   TOTAL CONTAINERS & PACKAGING                                               50
                                                                 ===============
   DIVERSIFIED FINANCIAL SERVICES [2.8%]
   Nasdaq OMX Group *                                    1,500                37
                                                                 ===============
   DIVERSIFIED TELECOMMUNICATION SERVICES [2.1%]
   AT&T                                                  1,000                29
                                                                 ===============
   ELECTRIC UTILITIES [1.5%]
   Portland General Electric                             1,000                19
                                                                 ===============
   ELECTRICAL EQUIPMENT [1.7%]
   Baldor Electric                                       1,300                23
                                                                 ===============
   ENERGY EQUIPMENT & SERVICES [3.9%]
   Exterran Holdings *                                   1,200                25
   Unit *                                                1,000                27
                                                                 ---------------
   TOTAL ENERGY EQUIPMENT & SERVICES                                          52
                                                                 ===============
   FOOD & STAPLES RETAILING [3.8%]
   SUPERVALU                                             1,800                26
   Walgreen                                              1,000                25
                                                                 ---------------
   TOTAL FOOD & STAPLES RETAILING                                             51
                                                                 ===============
   FOOD PRODUCTS [2.7%]
   Del Monte Foods                                       5,000                36
                                                                 ===============
   GAS UTILITIES [0.9%]
   Atmos Energy                                            500                12
                                                                 ===============

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES [2.7%]
   Covidien                                              1,000   $            36
                                                                 ===============
   HEALTH CARE PROVIDERS & SERVICES [6.5%]
   McKesson                                                700                27
   Patterson *                                           1,000                19
   Quest Diagnostics                                       800                41
                                                                 ---------------
   TOTAL HEALTH CARE PROVIDERS & SERVICES                                     87
                                                                 ===============
   INDUSTRIAL CONGLOMERATES [3.2%]
   3M                                                      300                17
   Tyco International                                    1,200                26
                                                                 ---------------
   TOTAL INDUSTRIAL CONGLOMERATES                                             43
                                                                 ===============
   INSURANCE [7.7%]
   Chubb                                                   600                31
   HCC Insurance Holdings                                1,700                45
   Unum Group                                            1,500                28
                                                                 ---------------
   TOTAL INSURANCE                                                           104
                                                                 ===============
   IT SERVICES [1.1%]
   Western Union                                         1,000                14
                                                                 ===============
   LEISURE EQUIPMENT & PRODUCTS [1.2%]
   Mattel                                                1,000                16
                                                                 ===============
   MEDIA [2.0%]
   Time Warner                                           2,700                27
                                                                 ===============
   OFFICE ELECTRONICS [1.2%]
   Xerox                                                 2,000                16
                                                                 ===============
   OIL, GAS & CONSUMABLE FUELS [8.0%]
   Chesapeake Energy                                     2,600                42
   ConocoPhillips                                          600                31
   Spectra Energy                                        1,500                24
   Valero Energy                                           500                11
                                                                 ---------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                         108
                                                                 ===============
   PHARMACEUTICALS [7.0%]
   Abbott Laboratories                                     200                11
   Johnson & Johnson                                       500                30
   Mylan *                                               2,800                28
   Schering-Plough                                       1,500                25
                                                                 ---------------
   TOTAL PHARMACEUTICALS                                                      94
                                                                 ===============
   REAL ESTATE INVESTMENT TRUSTS [1.7%]
   CapitalSource                                         5,000                23
                                                                 ===============


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Opportunistic Value Fund

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT [1.9%]
   Brookfield Asset Management, Cl A                     1,700   $            26
                                                                 ===============
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT [1.1%]
   Applied Materials                                     1,500                15
                                                                 ===============
      TOTAL COMMON STOCK
      (Cost $1,258)                                                        1,070
                                                                 ===============
CASH EQUIVALENT [115.3%]
   First American Prime Obligations Fund,
      Cl Y, 1.380% **                                1,548,211             1,548
                                                                 ===============
      TOTAL CASH EQUIVALENT
      (Cost $1,548)                                                        1,548
                                                                 ===============
      TOTAL INVESTMENTS [ 194.9%]
      (Cost $2,806) +                                            $         2,618
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,343 ($ THOUSANDS).

+ AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,956 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $57 ($ THOUSANDS) AND $(395) ($ THOUSANDS), RESPECTIVELY

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Multi-Asset Fund

                                                   Shares/Face
Description                                       Amount (000)     Value (000)
-----------                                       ------------   ---------------
EXCHANGE TRADED FUNDS [32.8%]
   iShares Barclays 1-3 Year Credit Bond
      Fund                                                  23   $         2,314
   SPDR S&P 500 Fund, Ser 1                                 64             5,770
                                                                 ===============
      TOTAL EXCHANGE TRADED FUNDS
      (Cost $10,251)                                                       8,084
                                                                 ===============
AFFILIATED INVESTMENT FUNDS [17.5%]
   CNI Corporate Bond Fund, Institutional
      Class                                                236             2,363
   CNI Government Bond Fund,
      Institutional Class                                  186             1,959
                                                                 ---------------
      TOTAL AFFILIATED INVESTMENT FUNDS
      (Cost $4,355)                                                        4,322
                                                                 ===============
U.S. GOVERNMENT AGENCY OBLIGATION [3.2%]
      FHLB
      3.650%, 10/02/09                            $        800               800
                                                                 ---------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
      (Cost $800)                                                            800
                                                                 ===============
CORPORATE BOND [3.0%]
   FINANCIAL SERVICES [3.0%]
   John Deere Capital, MTN
      4.625%, 04/15/09                                     750               751
                                                                 ===============
      TOTAL CORPORATE BOND
      (Cost $753)                                                            751
                                                                 ===============
COMMERCIAL PAPER (A) [6.6%]
   BANKS [3.1%]
   JPMorgan Chase Bank
      0.620%, 01/14/09                                     539               539
   UBS Finance Delaware
      0.210%, 01/02/09                                     230               230
                                                                 ---------------
   TOTAL BANKS                                                               769
                                                                 ===============
FINANCIAL SERVICES [2.9%]
   Natixis
      1.001%, 01/08/09                                     700               700
                                                                 ===============

                                                   Face Amount
Description                                       (000)/Shares     Value (000)
-----------                                       ------------   ---------------
   INVESTMENT BANKER/BROKER DEALER [0.6%]
   BNP Paribas Finance
      0.250%, 01/12/09                            $        150   $           150
                                                                 ===============
      TOTAL COMMERCIAL PAPER
      (Cost $1,619)                                                        1,619
                                                                 ===============
CASH EQUIVALENT [36.6%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.940%*                       9,017,381             9,017
                                                                 ===============
      TOTAL CASH EQUIVALENT
      (Cost $9,017)                                                        9,017
                                                                 ---------------
      TOTAL INVESTMENTS [ 99.7%]
      (Cost $26,795) +                                           $        24,593
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $24,655 ($ THOUSANDS).

+ AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $26,795 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $100 ($ THOUSANDS) AND $(2,302) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

(A)  RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

FHLB -- FEDERAL HOME LOAN BANK
MTN -- MEDIUM TERM NOTE
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Corporate Bond Fund

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
CORPORATE BONDS [81.0%]
   AUTOMOTIVE [0.7%]
   DaimlerChrysler
      5.875%, 03/15/11                         $           570   $           497
                                                                 ===============
   BANKS [15.5%]
   Bank of America
      5.300%, 03/15/17                                   1,000               949
   Barclays Bank (A)
      6.050%, 12/04/17                                   1,000               882
   Deutsche Bank
      7.500%, 04/25/09                                     500               501
      7.250%, 10/15/11                                     500               504
   PNC Funding
      1.875%, 06/22/11                                   1,150             1,152
   US Bank
      6.375%, 08/01/11                                   1,485             1,545
   Wachovia Bank
      4.800%, 11/01/14                                   1,270             1,183
   Wells Fargo
      3.000%, 12/09/11                                   2,200             2,287
   Wells Fargo Bank
      7.550%, 06/21/10                                   1,000             1,041
      4.625%, 08/09/10                                   1,000             1,005
                                                                 ---------------
   TOTAL BANKS                                                            11,049
                                                                 ===============
   BEAUTY PRODUCTS [1.1%]
   Avon Products
      7.150%, 11/15/09                                     800               811
                                                                 ===============
   COMMUNICATION & MEDIA [4.0%]
   AOL Time Warner
      6.750%, 04/15/11                                     415               405
   Comcast Cable Communications
      Holdings
      8.375%, 03/15/13                                     440               455
   News America Holdings
      9.250%, 02/01/13                                     450               485
   Walt Disney, MTN
      5.700%, 07/15/11                                   1,395             1,480
                                                                 ---------------
   TOTAL COMMUNICATION & MEDIA                                             2,825
                                                                 ===============
   COMPUTER SYSTEM DESIGN & SERVICES [2.8%]
   Cisco Systems
      5.500%, 02/22/16                                   1,000             1,059
   IBM, MTN
      4.375%, 06/01/09                                     900               903
                                                                 ---------------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                 1,962
                                                                 ===============
   DIVERSIFIED OPERATIONS [0.7%]
   3M, MTN
      4.375%, 08/15/13                                     500               525
                                                                 ===============

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
   DRUGS [1.4%]
   Abbott Laboratories
      5.375%, 05/15/09                         $         1,000   $         1,010
                                                                 ===============
   ELECTRIC UTILITIES [0.3%]
   Alabama Power
      4.850%, 12/15/12                                     210               206
                                                                 ===============
   ELECTRICAL SERVICES [2.0%]
   American Electric Power
      5.250%, 06/01/15                                     490               452
   WPS Resources
      7.000%, 11/01/09                                   1,000             1,009
                                                                 ---------------
   TOTAL ELECTRICAL SERVICES                                               1,461
                                                                 ===============
   FINANCE AUTO LOANS [3.9%]
   American Honda Finance, MTN (A)
      5.125%, 12/15/10                                   1,000               986
   Toyota Motor Credit
      4.350%, 12/15/10                                   1,800             1,818
                                                                 ---------------
   TOTAL FINANCE AUTO LOANS                                                2,804
                                                                 ===============
   FINANCIAL SERVICES [11.9%]
   American General Finance, MTN
      5.750%, 09/15/16                                     500               188
   American General Finance, Ser I, MTN
      4.625%, 05/15/09                                   1,000               858
   AXA Financial
      7.750%, 08/01/10                                   1,000               996
   Boeing Capital
      6.500%, 02/15/12                                     930               950
   CIT Group
      5.400%, 03/07/13                                   1,000               755
   General Electric Capital, Ser A, MTN
      6.875%, 11/15/10                                     250               263
      6.000%, 06/15/12                                   1,540             1,580
   HSBC Finance
      5.250%, 04/15/15                                   1,250             1,137
   John Deere Capital, MTN
      4.625%, 04/15/09                                     750               751
   National Rural Utilities, Ser C, MTN
      7.250%, 03/01/12                                   1,000             1,030
                                                                 ---------------
   TOTAL FINANCIAL SERVICES                                                8,508
                                                                 ===============
   FOOD, BEVERAGE & TOBACCO [5.9%]
   Anheuser-Busch
      7.500%, 03/15/12                                   1,190             1,210
   Bottling Group
      5.500%, 04/01/16                                   1,000             1,001
      4.625%, 11/15/12                                   1,435             1,451
   General Mills
      6.000%, 02/15/12                                     560               581
                                                                 ---------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          4,243
                                                                 ===============


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Corporate Bond Fund

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
   FOREIGN GOVERNMENTS [0.6%]
   United Mexican States, MTN
      5.875%, 01/15/14                         $           450   $           460
                                                                 ===============
   INSURANCE [3.7%]
   Aflac
      6.500%, 04/15/09                                   1,150             1,151
   Berkshire Hathaway Finance
      4.125%, 01/15/10                                   1,475             1,490
                                                                 ---------------
   TOTAL INSURANCE                                                         2,641
                                                                 ===============
   INVESTMENT BANKER/BROKER DEALER [11.8%]
   Citigroup
      5.850%, 08/02/16                                   1,000               969
      5.500%, 02/15/17                                     250               227
   Credit Suisse
      5.500%, 08/15/13                                   1,250             1,219
   Goldman Sachs Group
      5.625%, 01/15/17                                   1,260             1,082
   Jefferies Group
      5.500%, 03/15/16                                     665               481
   JPMorgan Chase
      7.125%, 06/15/09                                     675               679
      6.750%, 02/01/11                                     500               513
   JPMorgan Chase, MTN (B)
      5.390%, 01/28/09                                   1,000             1,008
   Merrill Lynch, Ser C, MTN
      4.250%, 02/08/10                                   1,275             1,246
   Morgan Stanley
      6.750%, 04/15/11                                      30                30
      3.875%, 01/15/09                                   1,000             1,000
                                                                 ---------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   8,454
                                                                 ===============
   PETROLEUM & FUEL PRODUCTS [2.8%]
   Conoco Funding
      6.350%, 10/15/11                                     500               526
   ConocoPhillips
      6.375%, 03/30/09                                     305               307
   ConocoPhillips Canada Funding I
      5.625%, 10/15/16                                     600               612
   Duke Capital
      5.500%, 03/01/14                                     625               547
                                                                 ---------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         1,992
                                                                 ===============
   RETAIL [4.0%]
   Home Depot
      5.250%, 12/16/13                                   1,000               934
   Kohl's
      6.300%, 03/01/11                                   1,000               969
   Kroger
      5.500%, 02/01/13                                     450               446
   Target
      5.875%, 07/15/16                                     500               477
                                                                 ---------------
   TOTAL RETAIL                                                            2,826
                                                                 ===============

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
   TELEPHONES & TELECOMMUNICATIONS
   [6.9%]
   AT&T
      6.250%, 03/15/11                            $      1,485   $         1,519
   BellSouth
      4.200%, 09/15/09                                   1,000             1,004
   Deutsche Telekom International Finance
      5.250%, 07/22/13                                     475               459
   New Cingular Wireless Services
      8.125%, 05/01/12                                     400               429
   Verizon Communications
      5.550%, 02/15/16                                   1,000               977
   Verizon Global Funding
      7.250%, 12/01/10                                     525               550
                                                                 ---------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   4,938
                                                                 ===============
   WASTE DISPOSAL [1.0%]
   Waste Management
      6.875%, 05/15/09                                     735               732
                                                                 ===============
      TOTAL CORPORATE BONDS
      (Cost $59,559)                                                      57,944
                                                                 ===============
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [6.6%]
   FFCB REMIC, Ser IA4, Cl 1
      5.770%, 02/21/14                                     825               832
   FHLMC REMIC, Ser 2982, Cl NB
      5.500%, 02/15/29                                     450               463
   FHLMC REMIC, Ser R004, Cl A1
      5.125%, 12/15/13                                     726               737
   FHLMC REMIC, Ser R015,
      Cl AN
      3.750%, 02/15/13                                     783               783
   FNMA REMIC, Ser 2002-56, Cl MC
      5.500%, 09/25/17                                     822               849
   FNMA REMIC, Ser 2006-B1, Cl AB
      6.000%, 06/25/16                                     208               212
   FNMA REMIC, Ser 2007-B1, Cl BE
      5.450%, 12/25/20                                     836               863
                                                                 ===============
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS                                                          4,739
      (Cost $4,659)
                                                                 ===============
MUNICIPAL BONDS [2.9%]
   CALIFORNIA [1.4%]
   California State, City of Industry, Sales
      Tax Project, RB, MBIA
      5.000%, 01/01/12                                     955               970
                                                                 ===============
   WISCONSIN [1.5%]
   De Pere, Unified School District, GO,
      FGIC, Pre-Refunded @ 100 (C)
      4.500%, 10/01/11                                     995             1,068
                                                                 ===============
      TOTAL MUNICIPAL BONDS
      (Cost $2,005)                                                        2,038
                                                                 ---------------


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Corporate Bond Fund

                                                   Face Amount
Description                                       (000)/Shares     Value (000)
-----------                                       ------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [2.6%]
   FHLMC
      5.500%, 09/15/11                            $        460   $           510
      5.125%, 04/18/11                                   1,250             1,350
                                                                 ===============
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $1,775)                                                        1,860
                                                                 ===============
U.S. TREASURY OBLIGATION [0.8%]
   U.S. Treasury Inflation Protection
      Security
      2.000%, 01/15/14                                     587               557
                                                                 ===============
      TOTAL U.S. TREASURY OBLIGATION
      (Cost $602)                                                           557
                                                                 ===============
MORTGAGE-BACKED SECURITY [0.0%]
   Residential Asset Mortgage Products,
      Ser 2003-RS5, Cl AI4
      3.700%, 09/25/31                                       6                 6
                                                                 ===============
      TOTAL MORTGAGE-BACKED SECURITY
      (Cost $6)                                                                6
                                                                 ===============
CASH EQUIVALENT [5.2%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.940% *                      3,729,795             3,730
                                                                 ===============
      TOTAL CASH EQUIVALENT
      (Cost $3,730)                                                        3,730
                                                                 ===============
      TOTAL INVESTMENTS [ 99.1%]
      (Cost $72,336) +                                           $        70,874
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $71,517 ($ THOUSANDS).

+ AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $72,336 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $681 ($ THOUSANDS) AND $(2,143) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,868 ($ THOUSANDS), REPRESENTING 2.6% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2008.

(C)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

CL    -- CLASS
FFCB  -- FEDERAL FARM CREDIT BANK
FGIC  -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    -- GENERAL OBLIGATION
MBIA  -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN   -- MEDIUM TERM NOTE
RB    -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Government Bond Fund

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [66.3%]
   FFCB REMIC, Ser IA2, Cl 1
      5.220%, 10/21/13                                $ 2,195    $         2,209
   FFCB REMIC, Ser IA3, Cl 1
      5.370%, 09/25/13                                   3,391             3,424
   FFCB REMIC, Ser IA4, Cl 1
      5.770%, 02/21/14                                   4,021             4,053
   FFCB REMIC, Ser IA8, Cl 1
      4.650%, 01/21/14                                   3,068             3,074
   FHLMC REMIC, Ser R002, Cl AH
      4.750%, 07/15/15                                   1,661             1,677
   FHLMC REMIC, Ser R003, Cl AG
      5.125%, 10/15/15                                   1,918             1,946
   FHLMC REMIC, Ser R005, Cl AB
      5.500%, 12/15/18                                     917               940
   FHLMC REMIC, Ser R007, Cl AC
      5.875%, 05/15/16                                   1,717             1,766
   FHLMC REMIC, Ser R009, Cl AK
      5.750%, 12/15/18                                   1,897             1,949
   FHLMC REMIC, Ser R010, Cl AB
      5.500%, 12/15/19                                   3,838             3,918
   FHLMC REMIC, Ser R011, Cl AB
      5.500%, 12/15/20                                   1,844             1,890
   FHLMC REMIC, Ser R012, Cl AB
      5.500%, 12/15/20                                   1,610             1,646
   FHLMC REMIC, Ser R013, Cl AB
      6.000%, 12/15/21                                   2,161             2,208
   FHLMC REMIC, Ser R014, Cl AL
      5.500%, 10/15/14                                   1,045             1,060
   FHLMC REMIC, Ser R015, Cl AN
      3.750%, 02/15/13                                   2,687             2,687
   FHLMC REMIC, Ser R016, Cl AM
      5.125%, 06/15/18                                   3,889             3,951
   FNMA ARM
      4.537%, 02/25/09                                     678               681
   FNMA REMIC, Ser 119, Cl DG
      5.500%, 01/25/36                                     933               935
   FNMA REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                   2,265             2,313
   GNMA REMIC, Ser 31, Cl PB
      5.500%, 02/16/32                                   3,838             3,928
   GNMA ARM
      4.000%, 02/20/09                                     160               155
      3.625%, 02/20/09                                     669               636
   GNMA
      8.000%, 08/15/22                                      12                13
      7.500%, 06/15/24                                       6                 7
      7.500%, 05/15/26                                       6                 6
      7.500%, 04/15/32                                      31                33
      7.000%, 12/15/16                                      14                15
      6.000%, 01/15/29                                      13                13
                                                                 ===============
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS
      (Cost $46,558)                                                      47,133
                                                                 ===============
U.S. GOVERNMENT AGENCY OBLIGATIONS [22.2%]
   FHLB
      5.000%, 12/11/15                                   2,500             2,842

                                                   Face Amount
Description                                       (000)/Shares     Value (000)
-----------                                       ------------   ---------------
   FNMA
      7.125%, 06/15/10                            $      2,000   $         2,169
      6.625%, 09/15/09                                   2,750             2,862
      6.250%, 02/01/11                                   3,870             4,101
      5.500%, 03/15/11                                   3,500             3,827
                                                                 ===============
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $15,051)                                                      15,801
                                                                 ===============
U.S. TREASURY OBLIGATIONS [7.9%]
   U.S. Treasury Notes
      6.000%, 08/15/09                                   4,950             5,122
      4.500%, 02/28/11                                     410               443
      4.250%, 08/15/13                                      45                51
                                                                 ===============
      TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $5,566)                                                        5,616
                                                                 ===============
CASH EQUIVALENT [3.0%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.940% *                      2,118,677             2,119
                                                                 ===============
      TOTAL CASH EQUIVALENT
      (Cost $2,119)                                                        2,119
                                                                 ===============
      TOTAL INVESTMENTS [ 99.4%]
      (Cost $69,294) +                                           $        70,669
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $71,104 ($ THOUSANDS).

+ AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $69,294 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,450 ($ THOUSANDS) AND $(75) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

ARM   -- ADJUSTABLE RATE MORTGAGE
CL    -- CLASS
FFCB  -- FEDERAL FARM CREDIT BANK
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS-157 DISCLOSURE.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

California Tax Exempt Bond Fund

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
MUNICIPAL BONDS [96.3%]
   ARIZONA [2.4%]
   Arizona School Facilities Board, Ser C,
      COP, FSA
      Callable 09/01/14 @ 100
      5.000%, 09/01/15                            $        750   $           818
                                                                 ===============
   CALIFORNIA [79.5%]
   Antelope Valley, Unified High School
      District, Ser A, GO, MBIA
      Callable 08/01/12 @ 101
      5.000%, 08/01/23                                     250               243
   Azusa, Redevelopment Agency,
      Mortgage-Backed Securities
      Program, Ser A, RB,
      ETM (A)
      6.875%, 10/01/12                                     200               235
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB, XLCA
      Callable 08/01/11 @ 100
      5.000%, 08/01/14                                     500               515
   Bay Area, Infrastructure Financing
      Authority, State Payment
      Acceleration Project, RB, MBIA,
      FGIC
   Callable 08/01/14 @ 100
      5.000%, 08/01/17                                     350               360
   Big Bear Lake, Water Authority, RB,
      MBIA
      6.000%, 04/01/11                                     200               206
   Burbank, Public Financing Authority,
      Golden State Redevelopment
      Project, Ser A, TA, AMBAC
      Callable 12/01/13 @ 100
      5.250%, 12/01/18                                     100                96
   Burbank, Public Financing Authority,
      Golden State Redevelopment
      Project, Ser A, TA, AMBAC
      Pre-Refunded @ 100 (B)
      5.250%, 12/01/13                                      75                87
   California Health Facilities Financing
      Authority, Ser G, RB
      5.000%, 07/01/10                                     500               504
   California State, Department of Water
      Resources, Water Systems Project
      J-2, RB
      7.000%, 12/01/12                                     500               579
   California State, Economic Recovery
      Authority, Ser A, GO
      5.250%, 01/01/11                                      50                53
   California State, Economic Recovery
      Authority, Ser C-16, GO, FSA
      Callable 01/05/09 @ 100 (C)
      2.000%, 07/01/23                                     400               400
   California State, Educational Facilities
      Authority, Pooled College &
      University Projects, Ser A, RB
      4.300%, 04/01/09                                     100               101

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
   California State, Educational Facilities
      Authority, Stanford University
      Project, Ser T-4, RB
      5.000%, 03/15/14                            $        350   $           387
   California State, GO
      Callable 02/01/12 @ 100
      5.000%, 02/01/18                                     175               177
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/10                                     165               174
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/10                                      10                11
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/10                                      25                26
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 10/01/10                                      20                21
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 10/01/10                                      50                53
   California State, GO
      Pre-Refunded @ 100 (B)
      5.000%, 02/01/12                                     400               441
   California State, GO
      Pre-Refunded @ 100 (B)
      5.250%, 04/01/12                                     200               223
   California State, GO
      5.000%, 04/01/10                                     215               220
   California State, Health Facilities
      Financing Authority, Cedars-Sinai
      Medical Center Projects, Ser A, RB
      Pre-Refunded @ 101 (B)
      6.250%, 12/01/09                                     490               518
   California State, Health Facilities
      Financing Authority, Valley Care
      Project, Ser A, RB
      Pre-Refunded @ 100 (B)
      5.375%, 05/01/12                                     500               557
   California State, Infrastructure &
      Economic Authority, Bay Area Toll
      Bridges Project, Ser A, RB, FSA
      Pre-Refunded @ 100 (B)
      5.250%, 07/01/13                                     125               144
   California State, Infrastructure &
      Economic Authority, Energy
      Efficiency Master Trust Project,
      Ser A, RB
      5.000%, 03/01/11                                     315               332
   California State, Public Works Board
      Lease, Department of Corrections
      Project, Ser B, RB, MBIA
      Callable 02/05/09 @ 101
      5.000%, 09/01/21                                     100               100
   California State, Public Works Board
      Lease, Department of
      Corrections-Administration Project,
      Ser A, RB, AMBAC
      Callable 03/01/12 @ 100
      5.250%, 03/01/18                                     155               154


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

California Tax Exempt Bond Fund

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
   California State, Public Works Board
      Lease, Department of General
      Services - Butterfield Street Project,
      Ser A, RB
      5.000%, 06/01/10                            $        500   $           512
   California State, Public Works Board
      Lease, Department of Mental Health
      Project, Ser A, RB
      5.250%, 06/01/13                                     200               208
   California State, Public Works Board
      Lease, Various University Projects,
      Ser A, RB, MBIA
      5.500%, 06/01/14                                     250               274
   Carlsbad, Public Financing Authority,
      Municipal Golf Course Project,
      Ser A, RB, AMBAC
      4.500%, 09/01/16                                     350               371
   Castaic Lake, Water Agency, Water
      Systems Improvement Project,
      Ser A, COP, MBIA
      7.000%, 08/01/13                                     300               349
   Chaffey, Unified High School District,
      Ser B, GO, FGIC
      Pre-Refunded @ 101 (B)
      5.500%, 08/01/10                                     400               432
   Contra Costa County, Public Financing
      Authority, Medical Center Project,
      Ser B, RB, MBIA
      5.000%, 06/01/11                                     250               263
   Corona, Public Financing Authority,
      City Hall Project, Ser B, RB, MBIA
      Callable 09/01/12 @ 100
      5.250%, 09/01/16                                     350               363
   Culver City, Redevelopment Finance
      Authority, TA, AMBAC
      5.500%, 11/01/14                                      75                79
   Dry Creek Joint Elementary School
      District, Ser A, GO, FSA
      3.011%, 08/01/11                                     200               185
   East Bay, Regional Park District, GO
      5.000%, 09/01/13                                     250               275
   Eastern California, Municipal Water
      District, Ser A, COP, MBIA
      5.000%, 07/01/14                                     500               546
   Escondido, Union School District,
      Refunding & Financing Project,
      COP, MBIA
      4.750%, 07/01/19                                     735               790
   Fresno, Unified School District, Election
      2001 Project, Ser D, GO, MBIA
      Callable 08/01/13 @ 102
      5.000%, 08/01/17                                     200               211
   Fruitvale, School District, GO, FSA
      Callable 08/01/09 @ 102
      5.000%, 08/01/19                                     200               204
   Golden State Tobacco Securitization,
      Ser B, RB
      Pre-Refunded @ 100 (B)
      5.625%, 06/01/13                                     500               558
   Golden State Tobacco Securitization,
      Ser B, RB
      Pre-Refunded @ 100 (B)
      5.500%, 06/01/13                                   1,000             1,110

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
   Golden State, Tobacco Settlement,
      Ser 2003-A-1, RB
      Pre-Refunded @ 100 (B)
      6.750%, 06/01/13                            $        370   $           430
   Golden State, Tobacco Settlement,
      Ser A, RB, AMBAC
      Callable 06/01/10 @ 100
      5.000%, 06/01/20                                     500               442
   Golden State, Tobacco Settlement,
      Ser A-3, RB
   Pre-Refunded @ 100 (B)
      7.875%, 06/01/13                                     675               815
   Golden State, Tobacco Settlement,
      Ser B, RB, FGIC
      Pre-Refunded @ 100 (B)
      5.500%, 06/01/13                                     100               111
   Golden State, Tobacco Settlement,
      Ser B, RB
      Pre-Refunded @ 100 (B)
      5.600%, 06/01/10                                     170               178
   Hawthorne, School District, COP, FSA
      Pre-Refunded @ 101 (B)
      6.000%, 11/01/10                                     470               500
   Indio, Public Financing Authority,
      Public Capital Improvement Project,
      Ser B, RB, AMBAC (C)
      3.800%, 05/01/09                                     500               512
   Kern, High School District, GO, ETM
      7.100%, 08/01/12                                     290               345
   Los Angeles County, Capital Asset
      Leasing, Ser A, RB
      3.250%, 06/01/10                                     310               314
   Los Angeles Department of Water &
      Power, Sub-Ser A-1, RB,
      MBIA
      5.000%, 07/01/12                                     665               718
   Los Angeles Municipal Improvement,
      Ser A, RB, MBIA
      5.250%, 06/01/12                                     300               315
   Los Angeles, Municipal Improvement
      Authority, Central Library Project,
      RB, MBIA
      Callable 06/01/12 @ 100
      5.500%, 06/01/18                                     500               524
   Los Angeles, Ser A, GO, MBIA
      4.000%, 09/01/09                                     250               255
   Los Angeles, Unified School District,
      GO, MBIA
      5.750%, 07/01/16                                     500               577
   Los Angeles, Unified School District,
      Ser A-1, GO, MBIA
      Callable 07/01/14 @ 100
      5.000%, 07/01/17                                     125               133
   Los Angeles, Wastewater Systems
      Authority, Sub-Ser B, RB, MBIA
      5.000%, 06/01/10                                     500               516
   Metropolitan Water District, Southern
      California Waterworks Authority,
      Ser A, RB, MBIA
      5.250%, 07/01/11                                     200               214


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

California Tax Exempt Bond Fund

                                                 Face Amount
Description                                         (000)          Value (000)
-----------                                    ---------------   ---------------
   Metropolitan Water District, Southern
      California Waterworks Authority,
      Ser A, RB
      5.750%, 07/01/21                         $           280   $           314
   North Orange County, Community
      College District, Ser A, GO, MBIA
      Pre-Refunded @ 101 (B)
      5.375%, 08/01/12                                     525               598
   Northern California, Transmission
      Resource Authority, Ore
      Transmission Project, Ser A, RB,
      MBIA
      7.000%, 05/01/13                                     250               278
   Oakland, Redevelopment Agency,
      Central District Redevelopment
      Project, TA, AMBAC
      5.500%, 02/01/14                                     475               510
   Oakland, Ser A, GO, MBIA
      Callable 01/15/13 @ 100
      5.000%, 01/15/21                                     500               496
   Oakley, Civic Center Project, COP
      4.000%, 05/01/12                                     230               235
   Oxnard, School District, Election 2006
      Project, Ser A, GO, CIFG
      6.750%, 08/01/11                                     300               330
   Pinole, Redevelopment Agency, Pinole
      Vista Redevelopment Project, TA, FSA
      Callable 08/01/09 @ 101
      5.250%, 08/01/14                                     100               101
   Redwoods, Community College District,
      2004 Election Project, Ser A, GO,
      MBIA
      Callable 08/01/14 @ 100
      5.000%, 08/01/23                                     420               401
   Riverside, Water Authority, RB
      Callable 02/05/09 @ 101
      5.375%, 10/01/12                                      90                91
   Sacramento, City Unified School
      District, Ser A, GO, FSA
      4.250%, 07/01/09                                      75                76
   San Diego, Unified School District,
      Election 1998 Project, Ser E, GO,
      FSA
      Callable 07/01/13 @ 101
      5.250%, 07/01/16                                     100               109
   San Diego, Unified School District,
      Ser D, GO, FGIC
      Callable 07/01/12 @ 100
      5.000%, 07/01/27                                     500               534
   San Francisco (City & County),
      Airports Commission
      Authority, Ser 27B,
      RB, MBIA-RE FGIC
      Callable 05/01/11 @ 100
      5.250%, 05/01/12                                     250               260
   San Francisco (City & County), GO
      Callable 06/15/10 @ 102
      5.000%, 06/15/11                                     235               248
   San Francisco (City & County),
      Ser 2008-R1, GO
      5.000%, 06/15/14                                     500               549

                                                 Face Amount
Description                                         (000)          Value (000)
-----------                                    ---------------   ---------------
   San Jose, Unified School District, Ser A,
      GO, FSA
      Callable 08/01/11 @ 101
      5.375%, 08/01/19                         $           150   $           156
   San Ysidro, School District, Election
      1997 Project, Ser C, GO, MBIA
      6.000%, 08/01/11                                     205               222
   Sanger, Unified School District, GO,
      MBIA
      5.350%, 08/01/15                                     250               254
   Santa Margarita, Dana Point Authority,
      Ser A, RB, AMBAC
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                                     165               178
   Santa Monica, Public Financing
      Authority, Public Safety Facilities
      Project, RB
      Callable 07/01/09 @ 101
      5.250%, 07/01/14                                     100               102
   Solano County, COP, MBIA
      Pre-Refunded @ 100 (B)
      5.250%, 11/01/12                                     100               113
   Southern Kern, Unified School District,
      Ser A, GO, MBIA, FGIC
      Callable 11/01/13 @ 100
      4.500%, 11/01/18                                     220               224
   Tamalpais, Unified High School District,
      GO, MBIA
   Callable 08/01/11 @ 101
      4.875%, 08/01/17                                     100               103
   University of California, Ser B, RB,
      AMBAC
      Pre-Refunded @ 100 (B)
      5.500%, 05/15/14                                     500               586
                                                                 ---------------
   TOTAL CALIFORNIA                                                       27,614
                                                                 ===============
   ILLINOIS [0.6%]
   Illinois State, Civic Center Authority,
      RB, FSA
      Callable 12/15/10 @ 100
      5.500%, 12/15/14                                     200               207
                                                                 ===============
   MISSOURI [0.6%]
   St Louis, Parking Facilities Authority,
      Downtown Parking Facilities
      Project, Sub-Ser A, RB
      Pre-Refunded @ 100 (B)
      6.000%, 02/01/12                                     200               222
                                                                 ===============
   NEW JERSEY [1.1%]
   New Jersey State, Turnpike Authority,
      Ser C, RB, MBIA, ETM
      6.500%, 01/01/16                                     315               365
                                                                 ===============


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

California Tax Exempt Bond Fund

                                                 Face Amount
Description                                         (000)          Value (000)
-----------                                    ---------------   ---------------
   NEW MEXICO [1.2%]
   Santa Fe, Educational Facilities
      Authority, College of Santa Fe
      Project, RB
      Pre-Refunded @ 100 (B)
      5.750%, 10/01/14                         $           350   $           404
                                                                 ===============
   NEW YORK [1.6%]
   New York State, Local Assistance
      Correction Authority, Ser E, RB
      6.000%, 04/01/14                                     500               555
                                                                 ===============
   RHODE ISLAND [1.5%]
   Rhode Island Economic Development,
      Ser B, RB, FGIC
      Pre-Refunded @ 101 (B)
      6.000%, 07/01/10                                     500               537
                                                                 ===============
  SOUTH CAROLINA [2.4%]
   Columbia, Tourism Development Fee
      Pledge Project, COP, AMBAC
      Callable 06/01/13 @ 100
      5.250%, 06/01/16                                     350               373
   South Carolina, Jobs & Economic
      Development Authority, Palmetto
      Health Project, Ser C, RB
      Pre-Refunded @ 100 (B)
      6.875%, 08/01/13                                     400               477
                                                                 ---------------
   TOTAL SOUTH CAROLINA                                                      850
                                                                 ===============
   TEXAS [0.3%]
   San Angelo, Waterworks & Sewer
      System Authority, Refunding &
      Improvements Projects, RB, FSA
      Callable 04/01/11 @ 100
      5.250%, 04/01/19                                     100               103
                                                                 ===============
   UTAH [0.4%]
   Central Utah, Water Conservancy
      District, Ser D, GO
      Pre-Refunded @ 100 (B)
      4.600%, 04/01/09                                     140               141
                                                                 ===============
   WASHINGTON [1.8%]
   Clark County, GO, MBIA
      Pre-Refunded @ 100 (B)
      5.125%, 12/01/11                                     250               274
   King County, NJB Properties Project,
      Ser A, RB
      5.000%, 12/01/14                                     325               358
                                                                 ---------------
   TOTAL WASHINGTON                                                          632
                                                                 ===============

                                                 Face Amount
Description                                         (000)          Value (000)
-----------                                    ---------------   ---------------
   WEST VIRGINIA [1.5%]
   West Virginia State, Economic
      Development Authority,
      Correctional Juvenile Project, Ser A,
      RB, MBIA
      Callable 06/01/12 @ 101
      5.500%, 06/01/17                         $           500   $           519
                                                                 ===============
   PUERTO RICO [1.4%]
   Puerto Rico, Electric Power Authority,
      Ser CC, RB, MBIA
      Callable 02/05/09 @ 101
      5.250%, 07/01/09                                     100               101
   Puerto Rico, Highway & Transportation
      Authority, RB, FSA
      5.500%, 07/01/09                                     250               250
   Puerto Rico, Municipal Finance Agency,
      Ser A, RB, FSA
      Callable 02/05/09 @ 101
      5.250%, 07/01/10                                     130               131
                                                                 ---------------
   TOTAL PUERTO RICO                                                         482
                                                                 ===============
      TOTAL MUNICIPAL BONDS
      (Cost $33,200)                                                      33,449
                                                                 ===============
   CASH EQUIVALENT [2.2%]
      Federated California Municipal Money
         Market Fund, Cl I, 1.120% *                   764,279               764
                                                                 ===============
         TOTAL CASH EQUIVALENT
         (Cost $764)                                                         764
                                                                 ===============
         TOTAL INVESTMENTS [ 98.5%]
         (Cost $33,964) +                                        $        34,213
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $34,740 ($ THOUSANDS).

+ AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $33,964 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $525 ($ THOUSANDS) AND $(276) ($ THOUSANDS), RESPECTIVELY.

*    THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

(A)  SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

(B)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER, 31, 2008.


                                CNI CHARTER FUNDS

Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

California Tax Exempt Bond Fund

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CIFG  -- CDC IXIS FINANCIAL GUARANTEE
CL    -- CLASS
COP   -- CERTIFICATE OF PARTICIPATION
ETM   -- ESCROW TO MATURITY
FGIC  -- FINANCIAL GUARANTY INSURANCE ASSOCIATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA   -- FINANCIAL SECURITY ASSISTANCE
GO    -- GENERAL OBLIGATION
MBIA  -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB    -- REVENUE BOND
SER   -- SERIES
TA    -- TAX ALLOCATION
XLCA  -- XL CAPITAL ASSURANCE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST R ECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

High Yield Bond Fund

                                                 Face Amount
Description                                         (000)          Value (000)
-----------                                    ---------------   ---------------
CORPORATE BONDS [97.3%]
   AEROSPACE & DEFENSE [2.4%]
   BE Aerospace
      8.500%, 07/01/18                         $           100   $            90
   DRS Technologies
      6.625%, 02/01/16                                     100               100
   Esterline Technologies
      7.750%, 06/15/13                                     100                87
   L-3 Communications
      5.875%, 01/15/15                                     200               180
   Sequa (A)
      11.750%, 12/01/15                                    100                38
   TransDigm (B)
      7.750%, 07/15/14                                     100                82
                                                                 ---------------
   TOTAL AEROSPACE & DEFENSE                                                 577
                                                                 ===============
   AIRLINES [0.3%]
   DAE Aviation Holdings (A)
      11.250%, 08/01/15                                    150                62
                                                                 ===============
   APPAREL/TEXTILES [0.9%]
   Hanesbrands (C)
      5.698%, 06/15/09                                     100                70
   Levi Strauss
      9.750%, 01/15/15                                     100                74
   Phillips-Van Heusen
      7.250%, 02/15/11                                      75                66
                                                                 ---------------
   TOTAL APPAREL/TEXTILES                                                    210
                                                                 ===============
   AUTO RENT & LEASE [1.2%]
   Avis Budget Car Rental
      7.750%, 05/15/16                                     100                29
   H&E Equipment Services
      8.375%, 07/15/16                                     100                53
   Hertz
      10.500%, 01/01/16                                    150                68
   RSC Equipment Rental
      9.500%, 12/01/14                                     100                55
   United Rentals North America
      6.500%, 02/15/12                                     100                79
                                                                 ---------------
   TOTAL AUTO RENT & LEASE                                                   284
                                                                 ===============
   AUTOMOTIVE [0.2%]
   General Motors (B)
      7.125%, 07/15/13                                     150                28
   UCI Holdco (C)
      9.421%, 03/16/09                                     188                32
                                                                 ---------------
   TOTAL AUTOMOTIVE                                                           60
                                                                 ===============
   AUTOPARTS [0.8%]
   Accuride
      8.500%, 02/01/15                                     150                49
   Asbury Automotive Group
      7.625%, 03/15/17                                     100                46
   Pep Boys
      7.500%, 12/15/14                                     100                39

                                                 Face Amount
Description                                         (000)          Value (000)
-----------                                    ---------------   ---------------
   TRW Automotive (A)
      7.250%, 03/15/17                         $           100   $            51
                                                                 ---------------
   TOTAL AUTOPARTS                                                           185
                                                                 ===============
   BEAUTY PRODUCTS [0.4%]
   Chattem
      7.000%, 03/01/14                                     100                86
                                                                 ===============
   BROADCASTING & CABLE [6.2%]
   Allbritton Communications
      7.750%, 12/15/12                                     150                74
   Atlantic Broadband Finance
      9.375%, 01/15/14                                     100                68
   Barrington Broadcasting Group
      10.500%, 08/15/14                                    100                39
   Bonten Media Acquisition (A)
      9.000%, 06/01/15                                     150                45
   Cablevision Systems, Ser B
      8.000%, 04/15/12                                     250               222
   Charter Communications Holdings II
      10.250%, 09/15/10                                    300               138
   CSC Holdings
      7.625%, 07/15/18                                     100                78
   DirecTV Holdings
      7.625%, 05/15/16                                      50                49
   Echostar DBS
      6.625%, 10/01/14                                     200               167
   Fisher Communications
      8.625%, 09/15/14                                     150               115
   Kabel Deutschland
      10.625%, 07/01/14                                    200               178
   Local TV Finance (A)
      9.250%, 06/15/15                                     100                22
   Mediacom Capital
      7.875%, 02/15/11                                     150               117
   Newport Television (A)
      13.000%, 03/15/17                                    100                 8
   Nexstar Finance Holdings (D)
      11.375%, 04/01/13                                    128                55
   Olympus Communications (E)
      10.625%, 07/15/04                                    100                --
   Quebecor Media
      7.750%, 03/15/16                                      75                51
   Videotron Ltee
      6.875%, 01/15/14                                     100                89
                                                                 ---------------
   TOTAL BROADCASTING & CABLE                                              1,515
                                                                 ===============
   BUILDING & CONSTRUCTION [1.4%]
   DR Horton
      5.625%, 01/15/16                                     125                80
   Esco (A)
      8.625%, 12/15/13                                      50                35
   Interline Brands
      8.125%, 06/15/14                                      50                39
   International Utility Structures (E)
      10.750%, 02/01/08                                    100                 1
   Nortek
      8.500%, 09/01/14                                     200                46
   Panolam Industries International
      10.750%, 10/01/13                                    250               100


                                CNI CHARTER FUNDS

Schedule of Investments

DECEMBER 31, 2008 (UNAUDITED)

High Yield Bond Fund

                                                 Face Amount
Description                                         (000)          Value (000)
-----------                                    ---------------   ---------------
   Ply Gem Industries
      11.750%, 06/15/13                        $            50   $            27
                                                                 ---------------
   TOTAL BUILDING & CONSTRUCTION                                             328
                                                                 ===============
   BUSINESS SERVICES [1.1%]
   Corrections
      7.500%, 05/01/11                                     100                99
   FTI Consulting
      7.625%, 06/15/13                                      50                43
   Geo Group
      8.250%, 07/15/13                                     150               133
                                                                 ---------------
   TOTAL BUSINESS SERVICES                                                   275
                                                                 ===============
   CHEMICALS [3.1%]
   Airgas (A)
      7.125%, 10/01/18                                     100                85
   Basell (A)
      8.375%, 08/15/15                                     200                 5
   Chemtura (B)
      6.875%, 06/01/16                                      50                25
   Georgia Gulf
      9.500%, 10/15/14                                     150                45
   Huntsman International
      7.875%, 11/15/14                                     115                62
   Innophos
      8.875%, 08/15/14                                     100                70
   Momentive Performance Materials
      9.750%, 12/01/14                                     100                42
   Mosaic (A)
      7.375%, 12/01/14                                      75                62
   Nalco
      8.875%, 11/15/13                                     150               127
   Nova Chemicals
      6.500%, 01/15/12                                     150                62
   Polymer Holdings (B)(D)(F)
      18.929%, 07/15/14                                    250               107
   Terra Capital, Ser B
      7.000%, 02/01/17                                     100                74
                                                                 ---------------
   TOTAL CHEMICALS                                                           766
                                                                 ===============
   CIRCUIT BOARDS [0.1%]
   Viasystems
      10.500%, 01/15/11                                     50                36
                                                                 ===============
   COMMERCIAL SERVICES [2.4%]
   ARAMARK
      8.500%, 02/01/15                                     100                90
      6.693%, 02/02/09 (C)                                 100                76
   Iron Mountain
      8.750%, 07/15/18 (B)                                 150               129
      8.625%, 04/01/13                                     100                94
   Mobile Mini
      6.875%, 05/01/15                                      75                51
   Mobile Services Group
      9.750%, 08/01/14                                     150               107

                                                 Face Amount
Description                                         (000)          Value (000)
-----------                                    ---------------   ---------------
   Tube City IMS
      9.750%, 02/01/15                         $           100   $            35
                                                                 ---------------
   TOTAL COMMERCIAL SERVICES                                                 582
                                                                 ===============
   COMPUTER SYSTEM DESIGN & SERVICES [0.3%]
   Activant Solutions
      9.500%, 05/01/16                                     100                47
   Unisys
      12.500%, 01/15/16                                     65                18
                                                                 ---------------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                    65
                                                                 ===============
   CONGLOMERATE [0.2%]
   KAR Holdings
      8.750%, 05/01/14                                     100                44
                                                                 ===============
   CONSUMER PRODUCTS & SERVICES [4.4%]
   Central Garden & Pet
      9.125%, 02/01/13                                     100                59
   Jarden
      7.500%, 05/01/17                                      75                51
   Johnsondiversey Holdings (D)
      10.670%, 05/15/13                                    200               140
   Johnsondiversey, Ser B
      9.625%, 05/15/12                                     150               123
   Libbey Glass (C)
      9.568%, 06/01/09                                     100                36
   MSX International (A)
      12.500%, 04/01/12                                    100                40
   Prestige Brands
      9.250%, 04/15/12                                      90                83
   Sealy Mattress
      8.250%, 06/15/14                                     200               118
   Sotheby's (A)
      7.750%, 06/15/15                                     100                52
   Southern States Cooperative (A)
      10.500%, 11/01/10                                    200               166
   Spectrum Brands
      7.375%, 02/01/15                                     275                50
   Steinway Musical Instruments (A)
      7.000%, 03/01/14                                     100                70
   Visant Holding
      8.750%, 12/01/13                                     100                74
   Yankee Acquisition, Ser B
      9.750%, 02/15/17                                      50                21
                                                                 ---------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                      1,083
                                                                 ===============
   CONTAINERS & PACKAGING [2.6%]
   Crown Americas
      7.750%, 11/15/15                                     150               149
   Exopack Holding
      11.250%, 02/01/14                                    100                58
   Intertape Polymer US
      8.500%, 08/01/14                                     100                65
   Owens Brockway Glass Container
      6.750%, 12/01/14                                     150               138
   Plastipak Holdings (A)
      8.500%, 12/15/15                                     100                67


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

High Yield Bond Fund

                                                 Face Amount
Description                                         (000)          Value (000)
-----------                                    ---------------   ---------------
   Solo Cup
      8.500%, 02/15/14                         $           200   $           128
   Stone Container Finance
      7.375%, 07/15/14                                     100                19
                                                                 ---------------
   TOTAL CONTAINERS & PACKAGING                                              624
                                                                 ===============
   DIVERSIFIED OPERATIONS [1.0%]
   Bombardier (A)
      8.000%, 11/15/14                                      75                66
   Trinity Industries
      6.500%, 03/15/14                                     200               167
                                                                 ---------------
   TOTAL DIVERSIFIED OPERATIONS                                              233
                                                                 ===============
   EDUCATIONAL SERVICES [0.3%]
   Education Management
      10.250%, 06/01/16                                     50                36
      8.750%, 06/01/14                                      60                46
                                                                 ---------------
   TOTAL EDUCATIONAL SERVICES                                                 82
                                                                 ===============
   ELECTRIC UTILITIES [7.5%]
   AES
      8.000%, 10/15/17                                     100                82
      8.000%, 06/01/20 (A)                                  50                39
   Allegheny Energy Supply
      7.800%, 03/15/11                                     200               197
   Aquila
      7.625%, 11/15/09                                     100                99
   Calpine Generating (C)(E)
      11.070%, 04/01/10                                    200                 3
   CMS Energy
      6.875%, 12/15/15                                     150               128
   Edison Mission Energy
      7.000%, 05/15/17                                     150               131
   Energy Future Holdings (A)
      10.875%, 11/01/17                                    500               355
   ESI Tractebel Acquisition, Ser B
      7.990%, 12/30/11                                      43                40
   Mirant North America
      7.375%, 12/31/13                                     150               144
   NRG Energy
      7.375%, 02/01/16                                     100                93
   PNM Resources
      9.250%, 05/15/15                                     100                80
   PSEG Energy Holdings
      8.500%, 06/15/11                                     150               141
   Reliant Energy
      7.625%, 06/15/14                                     200               166
   Sierra Pacific Resources
      8.625%, 03/15/14                                      70                63
   Teco Finance, MTN
      6.572%, 11/01/17                                     100                75
                                                                 ---------------
   TOTAL ELECTRIC UTILITIES                                                1,836
                                                                 ===============
   ENERGY & POWER [0.1%]
   VeraSun Energy
      9.375%, 06/01/17                                     200                24
                                                                 ===============

                                                 Face Amount
Description                                         (000)          Value (000)
-----------                                    ---------------   ---------------
   ENTERTAINMENT & GAMING [9.5%]
   AMC Entertainment
      11.000%, 02/01/16                        $           100   $            70
   Buffalo Thunder Development
      Authority (A)
      9.375%, 12/15/14                                      75                15
   CCM Merger (A)
      8.000%, 08/01/13                                     175                90
   Choctaw Resort Development
      Enterprise (A)
      7.250%, 11/15/19                                     182                95
   Chukchansi Economic Development
      Authority (A)
      8.000%, 11/15/13                                     150                69
   Circus & Eldorado Joint Venture/Silver
      Legacy Capital
      10.125%, 03/01/12                                    150                96
   Fontainebleau Las Vegas Holdings (A)
      11.000%, 06/15/15                                    150                15
   Gaylord Entertainment
      8.000%, 11/15/13                                     100                69
   Greektown Holdings (A)(E)
      10.750%, 12/01/13                                    100                23
   Indianapolis Downs & Capital (A)
      11.000%, 11/01/12                                    100                54
   Inn of the Mountain Gods Resort &
      Casino
      12.000%, 11/15/10                                    150                49
   Isle of Capri Casinos
      7.000%, 03/01/14                                     200                85
   Jacobs Entertainment
      9.750%, 06/15/14                                      75                36
   Mashantucket Western Pequot Tribe (A)
      8.500%, 11/15/15                                     170                67
   MGM Mirage
      8.500%, 09/15/10                                     200               168
      6.750%, 09/01/12                                     100                70
      6.000%, 10/01/09                                     100                95
   Mohegan Tribal Gaming Authority
      7.125%, 08/15/14                                     150                76
   MTR Gaming Group, Ser B
      9.750%, 04/01/10                                     200               150
   OED/Diamond Jo
      8.750%, 04/15/12                                     100                68
   Penn National Gaming
      6.875%, 12/01/11                                     100                93
   San Pasqual Casino (A)
      8.000%, 09/15/13                                     100                73
   Scientific Games
      6.250%, 12/15/12                                     100                81
   Seminole Hard Rock Entertainment (A)(C)
      4.496%, 03/16/09                                     100                51
   Seneca Gaming
      7.250%, 05/01/12                                     100                81
   Shingle Springs Tribal Gaming
      Authority (A)
      9.375%, 06/15/15                                     100                50
   Snoqualmie Entertainment Authority (A)(C)
      6.875%, 02/01/14                                     100                58


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

High Yield Bond Fund

                                                 Face Amount
Description                                         (000)          Value (000)
-----------                                    ---------------   ---------------
   Speedway Motorsports
      6.750%, 06/01/13                         $           100   $            72
   Tunica-Biloxi Gaming Authority (A)
      9.000%, 11/15/15                                     125                99
   Waterford Gaming (A)
      8.625%, 09/15/14                                      86                59
   Wynn Las Vegas Capital
      6.625%, 12/01/14                                     175               132
                                                                 ---------------
   TOTAL ENTERTAINMENT & GAMING                                            2,309
                                                                 ===============
   FINANCIAL SERVICES [2.0%]
   Ford Motor Credit
      7.375%, 10/28/09                                     150               132
      7.375%, 02/01/11                                     100                76
   GMAC
      6.750%, 12/01/14                                     425               290
                                                                 ---------------
   TOTAL FINANCIAL SERVICES                                                  498
                                                                 ===============
   FOOD, BEVERAGE & TOBACCO [2.8%]
   Alliance One International
      8.500%, 05/15/12                                     100                73
   Beverages & More (A)
      9.250%, 03/01/12                                     100                70
   Chiquita Brands International
      7.500%, 11/01/14                                     100                68
   Constellation Brands
      8.375%, 12/15/14                                     150               143
   Del Monte
      8.625%, 12/15/12                                      50                49
   Land O' Lakes
      8.750%, 11/15/11                                     100                98
   Leiner Health Products (E)
      11.000%, 06/01/12                                    100                 5
   Le-Nature's (A)(E)
      9.000%, 06/15/13                                     150                 2
   National Beef Packing
      10.500%, 08/01/11                                    100                70
   Smithfield Foods, Ser B
      8.000%, 10/15/09                                     100                95
                                                                 ---------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            673
                                                                 ===============
   GAS/NATURAL GAS [2.5%]
   Colorado Interstate Gas
      6.800%, 11/15/15                                     150               129
   El Paso
      7.000%, 05/15/11                                     275               250
      7.000%, 06/15/17                                     150               118
   Targa Resources
      8.500%, 11/01/13                                     200               108
                                                                 ---------------
   TOTAL GAS/NATURAL GAS                                                     605
                                                                 ===============
   INSURANCE [0.2%]
   USI Holdings (A)(C)
      6.024%, 02/17/09                                     125                51
                                                                 ===============
   MACHINERY [1.5%]
   Baldor Electric
      8.625%, 02/15/17                                     125                93

                                                 Face Amount
Description                                         (000)          Value (000)
-----------                                    ---------------   ---------------
   Case New Holland
      7.125%, 03/01/14                         $           100   $            71
   Terex
      8.000%, 11/15/17                                      75                64
      7.375%, 01/15/14 (B)                                 100                87
   Trimas
      9.875%, 06/15/12                                     115                57
                                                                 ---------------
   TOTAL MACHINERY                                                           372
                                                                 ===============
   MEDICAL PRODUCTS & SERVICES [2.7%]
   Advanced Medical Optics
      7.500%, 05/01/17                                     100                51
   Bio-Rad Laboratories
      7.500%, 08/15/13                                     100                89
   Community Health Systems
      8.875%, 07/15/15                                     150               138
   DJO Finance
      10.875%, 11/15/14                                     25                18
   HCA
      9.250%, 11/15/16                                      50                46
      5.750%, 03/15/14                                     100                60
   Tenet Healthcare
      9.250%, 02/01/15                                     200               161
   Vanguard Health Holding II
      9.000%, 10/01/14                                     100                84
                                                                 ---------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                         647
                                                                 ===============
   METALS & MINING [1.6%]
   American Rock Salt
      9.500%, 03/15/14                                     150               136
   Freeport-McMoRan Copper & Gold
      8.250%, 04/01/15                                     150               127
   Noranda Aluminium Acquisition (C)
      6.595%, 05/15/09                                     150                51
   Novelis
      7.250%, 02/15/15                                     150                87
                                                                 ---------------
   TOTAL METALS & MINING                                                     401
                                                                 ===============
   MISCELLANEOUS BUSINESS SERVICES [1.5%]
   Affinion Group
      11.500%, 10/15/15                                    100                60
   Carriage Services
      7.875%, 01/15/15                                     200               158
   Compagnie Generale de Geophysique
      7.500%, 05/15/15                                     100                62
   Lamar Media
      6.625%, 08/15/15                                     100                72
   MCBC Holdings (A)(C)
      10.751%, 04/15/09                                     50                15
                                                                 ---------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                     367
                                                                 ===============
   MISCELLANEOUS MANUFACTURING [2.9%]
   AGY Holding
      11.000%, 11/15/14                                    100                60
   Altra Industrial Motion
      9.000%, 12/01/11                                     100                95
   Coleman Cable
      9.875%, 10/01/12                                     100                63


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

High Yield Bond Fund

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
   Dresser-Rand Group
      7.375%, 11/01/14                            $        133   $           102
   General Cable
      7.125%, 04/01/17                                     100                66
   Hawker Beechcraft Acquisition
      9.750%, 04/01/17                                      75                20
      8.500%, 04/01/15                                     100                41
   Koppers Holdings (D)
      14.335%, 11/15/14                                    250               194
   Mueller Water Products (B)
      7.375%, 06/01/17                                     100                68
                                                                 ---------------
   TOTAL MISCELLANEOUS MANUFACTURING                                         709
                                                                 ===============
   PAPER & RELATED PRODUCTS [2.7%]
   Abitibi-Consolidated of Canada (A)
      13.750%, 04/01/11                                    100                64
   Appleton Papers, Ser B
      9.750%, 06/15/14                                     100                58
   Catalyst Paper
      7.375%, 03/01/14                                     250                93
   Cellu Tissue Holdings
      9.750%, 03/15/10                                     100                80
   Domtar
      7.125%, 08/15/15                                     150                97
   Georgia-Pacific
      7.700%, 06/15/15                                     100                76
   Newark Group
      9.750%, 03/15/14                                     200                19
   Norampac Industries
      6.750%, 06/01/13                                     100                45
   Smurfit Kappa Funding
      7.750%, 04/01/15                                     150                82
   Verso Paper Holdings
      9.125%, 08/01/14                                     100                40
                                                                 ---------------
   TOTAL PAPER & RELATED PRODUCTS                                            654
                                                                 ===============
   PETROLEUM & FUEL PRODUCTS [11.7%]
   Atlas Pipeline Partners
      8.125%, 12/15/15                                     200               135
   Chesapeake Energy
      6.875%, 01/15/16 (B)                                 100                80
      6.250%, 01/15/18                                     100                74
   Cimarex Energy
      7.125%, 05/01/17                                     100                78
   Clayton Williams Energy
      7.750%, 08/01/13                                     150                84
   Comstock Resources
      6.875%, 03/01/12                                     150               115
   Copano Energy (A)
      7.750%, 06/01/18                                     100                67
   Dynegy Holdings
      7.750%, 06/01/19                                     100                69
      6.875%, 04/01/11                                     100                87
   Forest Oil
      8.000%, 12/15/11                                     100                91
   Frontier Oil
      6.625%, 10/01/11                                     150               136
   Helix Energy Solutions Group (A)
      9.500%, 01/15/16                                     100                53

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
   Linn Energy (A)
      9.875%, 07/01/18                            $        100   $            58
   MarkWest Energy Partners, Ser B
      8.500%, 07/15/16                                     150                96
   Newfield Exploration
      6.625%, 09/01/14                                     150               123
   OPTI Canada
      7.875%, 12/15/14                                     100                51
   Pacific Energy Partners
      7.125%, 06/15/14                                     100                87
   Parker Drilling
      9.625%, 10/01/13                                     150               116
   Petroplus Finance (A)
      7.000%, 05/01/17                                     150                92
   Pioneer Natural Resources
      5.875%, 07/15/16                                     100                69
   Plains Exploration & Production
      7.750%, 06/15/15                                     150               113
      7.625%, 06/01/18 (B)                                 100                69
   Pride International
      7.375%, 07/15/14                                     100                93
   Regency Energy Partners
      8.375%, 12/15/13                                      65                45
   Southern Star Central
      6.750%, 03/01/16                                     100                83
   Southwestern Energy (A)
      7.500%, 02/01/18                                     100                88
   Swift Energy
      7.625%, 07/15/11                                     100                78
   Tesoro
      6.625%, 11/01/15                                     100                58
   Whiting Petroleum
      7.000%, 02/01/14                                     300               212
   Williams
      7.625%, 07/15/19                                      50                39
      6.375%, 10/01/10 (A)                                 150               140
   Williams Partners
      7.250%, 02/01/17                                     100                79
                                                                 ---------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         2,858
                                                                 ===============
   PRINTING & PUBLISHING [1.5%]
   Dex Media (D)
      9.000%, 11/15/13                                     150                28
   Dex Media West, Ser B
      8.500%, 08/15/10                                     100                60
   Idearc (B)
      8.000%, 11/15/16                                     100                 8
   MediMedia USA (A)
      11.375%, 11/15/14                                     50                30
   R.H. Donnelley
      11.750%, 05/15/15 (A)                                168                41
      6.875%, 01/15/13                                       3                --
   Sheridan Group
      10.250%, 08/15/11                                    150               105
   Valassis Communications
      8.250%, 03/01/15                                     100                26
   Warner Music Group
      7.375%, 04/15/14                                     100                59
                                                                 ---------------
   TOTAL PRINTING & PUBLISHING                                               357
                                                                 ===============


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

High Yield Bond Fund

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
   RADIO [0.1%]
   XM Satellite Radio Holdings (A)
      13.000%, 08/01/13                           $        100   $            23
                                                                 ===============
   REAL ESTATE INVESTMENT TRUSTS [0.5%]
   Host Marriott, Ser O
      6.375%, 03/15/15                                     150               112
                                                                 ===============
   RETAIL [3.9%]
   ACE Hardware (A)(B)
      9.125%, 06/01/16                                     100                66
   Autonation (A)
      7.000%, 04/15/14                                     100                73
   Buffets (E)
      12.500%, 11/01/14                                    100                --
   Claire's Stores (E)
      9.625%, 06/01/15                                     105                 9
   Ferrellgas Partners (A)
      6.750%, 05/01/14                                     100                69
   Group 1 Automotive
      8.250%, 08/15/13                                     100                67
   Inergy
      8.250%, 03/01/16                                     200               156
   Landry's Restaurants
      9.500%, 12/15/14                                     100               100
   Leslie's Poolmart
      7.750%, 02/01/13                                     100                80
   NPC International
      9.500%, 05/01/14                                     100                73
   Penske Auto Group
      7.750%, 12/15/16                                     100                47
   Rare Restaurant Group (A)
      9.250%, 05/15/14                                     100                35
   Sbarro
      10.375%, 02/01/15                                     50                26
   Sonic Automotive
      8.625%, 08/15/13                                      70                26
   Suburban Propane Partners
      6.875%, 12/15/13                                     100                82
   True Temper Sports
      8.375%, 09/15/11                                     150                48
                                                                 ---------------
   TOTAL RETAIL                                                              957
                                                                 ===============
   RUBBER & PLASTIC [0.5%]
   Cooper Tire & Rubber
      8.000%, 12/15/19                                     100                45
   Cooper-Standard Automotive
      8.375%, 12/15/14                                      50                 9
   Goodyear Tire & Rubber
      9.000%, 07/01/15                                      98                79
                                                                 ---------------
   TOTAL RUBBER & PLASTIC                                                    133
                                                                 ===============
   SEMI-CONDUCTORS [1.0%]
   Amkor Technology
      9.250%, 06/01/16                                     100                58
   Flextronics International
      6.250%, 11/15/14                                     100                74
   Freescale Semiconductor
      10.125%, 12/15/16                                    150                62

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
   Sensata Technologies
      8.000%, 05/01/14                            $        100   $            45
                                                                 ---------------
   TOTAL SEMI-CONDUCTORS                                                     239
                                                                 ===============
   STEEL & STEEL WORKS [1.7%]
   AK Steel
      7.750%, 06/15/12                                     150               117
   ArcelorMittal USA
      6.500%, 04/15/14                                     150               107
   Gerdau Ameristeel
      10.375%, 07/15/11                                    100               101
   Ryerson (A)
      12.250%, 11/01/15                                     75                47
   Steel Dynamics
      7.375%, 11/01/12                                      50                36
                                                                 ---------------
   TOTAL STEEL & STEEL WORKS                                                 408
                                                                 ===============
   TELEPHONES & TELECOMMUNICATIONS [6.3%]
   American Tower
      7.125%, 10/15/12                                     150               148
   Broadview Networks Holdings
      11.375%, 09/01/12                                    100                69
   Centennial Communications
      10.125%, 06/15/13                                    100               101
      8.125%, 02/01/14                                      50                51
   Cincinnati Bell
      8.375%, 01/15/14                                     150               115
   Citizens Communications
      7.125%, 03/15/19                                     150               100
   Fairpoint Communications (A)
      13.125%, 04/01/18                                    100                48
   MetroPCS Wireless
      9.250%, 11/01/14                                     100                89
   Nordic Telephone (A)
      8.875%, 05/01/16                                      50                35
   Qwest
      7.625%, 06/15/15                                     289               237
   Radio One
      8.875%, 07/01/11                                     100                50
   Rogers Wireless
      9.625%, 05/01/11                                     100               104
      7.250%, 12/15/12                                      50                49
   Sprint Capital
      8.375%, 03/15/12                                     150               120
   Time Warner Telecom Holdings
      9.250%, 02/15/14                                     100                82
   Virgin Media Finance
      9.125%, 08/15/16                                     150               111
   West
      11.000%, 10/15/16                                     55                26
                                                                 ---------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   1,535
                                                                 ===============
   TRANSPORTATION SERVICES [1.9%]
   Kansas City Southern Railway
      8.000%, 06/01/15                                     100                79
   Navios Maritime Holdings
      9.500%, 12/15/14                                     100                56


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

High Yield Bond Fund

                                                   Face Amount
Description                                       (000)/Shares     Value (000)
-----------                                       ------------   ---------------
   Pegasus Solutions (A)
      10.500%, 04/15/15                           $        100   $            68
   Ship Finance International
      8.500%, 12/15/13                                     200               142
   Stena
      7.000%, 12/01/16                                     150                96
   Swift Transportation (A)(C)
      9.899%, 02/15/09                                     200                16
                                                                 ---------------
   TOTAL TRANSPORTATION SERVICES                                             457
                                                                 ===============
   WASTE DISPOSAL [1.4%]
   Allied Waste North America, Ser B
      7.125%, 05/15/16                                     225               205
   Waste Services
      9.500%, 04/15/14                                     100                71
   WCA Waste
      9.250%, 06/15/14                                     100                74
                                                                 ---------------
   TOTAL WASTE DISPOSAL                                                      350
                                                                 ===============
      TOTAL CORPORATE BONDS
      (Cost $36,422)                                                      23,672
                                                                 ===============
COMMON STOCK [0.2%]
   BROADCASTING & CABLE [0.2%]
   Olympus * (B)(F)                                      8,500                10
   Time Warner Cable, Cl A *                             1,967                42
                                                                 ---------------
   TOTAL BROADCASTING & CABLE                                                 52
                                                                 ===============
   BUILDING & CONSTRUCTION SUPPLIES [0.0%]
   Dayton Superior *                                       149                --
                                                                 ===============
   PAPER & FOREST PRODUCTS [0.0%]
   Tembec *                                              5,625                 4
                                                                 ===============
      TOTAL COMMON STOCK
      (Cost $221)                                                             56
                                                                 ===============
CASH EQUIVALENTS [0.3%]
   Evergreen Select Money Market Fund,
      Institutional Class, 1.530% **                    34,127                34
                                                                 ===============

Description                                          Shares        Value (000)
-----------                                       ------------   ---------------
Fidelity Institutional Domestic Money
   Market Portfolio, Cl I, 1.830% **                    34,127   $            34
                                                                 ===============
   TOTAL CASH EQUIVALENTS
   (Cost $68)                                                                 68
                                                                 ===============
   TOTAL INVESTMENTS [ 97.8%]
   (Cost $36,711) +                                              $        23,796
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $24,329 ($ THOUSANDS).

+ AT DECEMBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $36,711 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $18 ($ THOUSANDS) AND $(12,933) ($ THOUSANDS), RESPECTIVELY.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $3,337 ($ THOUSANDS), REPRESENTING 13.7% OF THE NET ASSETS OF THE FUND.

(B)  SECURITY IS CONSIDERED ILLIQUID.

(C) FLOATING RATE SECURITY - THE RATE REPORTED IS THE RATE IN EFFECT ON DECEMBER, 31, 2008.

(D) STEP BOND - THE RATE REPORTED IS THE RATE IN EFFECT ON DECEMBER 31, 2008. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(E) IN DEFAULT ON INTEREST PAYMENTS. RATE SHOWN REPRESENTS THE LAST COUPON RATE PRIOR TO DEFAULT.

(F)  SECURITY IS FAIR VALUED.

CL  -- CLASS
MTN -- MEDIUM TERM NOTE
SER -- SERIES

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Prime Money Market Fund

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
COMMERCIAL PAPER (A) [27.6%]
   AIR TRANSPORTATION [1.0%]
   United Parcel Service (B)
      0.450%, 01/07/09                            $     25,000   $        24,998
                                                                 ===============
   BANKS [9.0%]
   Bank of America (B)
      2.970%, 03/11/09                                  50,000            50,000
   Bank of Nova Scotia
      1.091%, 01/07/09                                  25,000            24,995
   Deutsche Bank
      0.500%, 01/07/09                                  25,000            25,000
   Lloyds TSB Bank
      1.331%, 01/08/09                                  25,000            24,994
   Royal Bank of Scotland
      1.001%, 01/08/09                                  25,000            24,995
   Toronto Dominion Bank
      0.250%, 01/12/09                                  25,000            25,000
   Westpac Banking
      4.202%, 01/02/09                                  40,000            40,000
                                                                 ---------------
   TOTAL BANKS                                                           214,984
                                                                 ===============
   BEAUTY PRODUCTS [1.0%]
   Kimberly-Clark Worldwide (B)
      0.450%, 02/09/09                                  25,000            24,988
                                                                 ===============
   DIVERSIFIED OPERATIONS [1.0%]
   Siemens Capital (B)
      0.200%, 01/05/09                                  25,000            25,000
                                                                 ===============
   FINANCIAL SERVICES [6.2%]
   Caterpillar Financial Services
      1.252%, 01/12/09                                  25,000            24,990
   General Electric Capital
      1.302%, 01/16/09                                  50,000            49,973
   Goldman Sachs Group
      0.400%, 01/07/09                                  25,000            24,998
   HSBC Finance
      0.951%, 01/13/09                                  25,000            24,992
   Rabobank USA Financial
      0.851%, 01/05/09                                  25,000            24,998
                                                                 ---------------
   TOTAL FINANCIAL SERVICES                                              149,951
                                                                 ===============
   FOOD, BEVERAGE & TOBACCO [2.1%]
   Campbell Soup (B)
      0.951%, 01/20/09                                  25,000            24,988
   Nestle Capital (B)
      0.751%, 01/26/09                                  25,000            24,987
                                                                 ---------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         49,975
                                                                 ===============

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
   INSURANCE [1.1%]
   Prudential Funding
      0.500%, 01/02/09                            $     25,000   $        25,000
                                                                 ===============
   INVESTMENT BANKER/BROKER DEALER [1.0%]
   BNP Paribas Finance
      1.763%, 01/05/09                                  25,000            24,995
                                                                 ===============
   MISCELLANEOUS MANUFACTURING [2.1%]
   Danske (B)
      1.281%, 01/15/09                                  25,000            24,988
   Procter & Gamble International Funding
      SCA (B)
      1.081%, 01/06/09                                  25,000            24,996
                                                                 ---------------
   TOTAL MISCELLANEOUS MANUFACTURING                                      49,984
                                                                 ===============
   PETROLEUM & FUEL PRODUCTS [1.0%]
   Chevron
      1.051%, 01/13/09                                  25,000            24,991
                                                                 ===============
   SECURITY BROKERS & DEALERS [2.1%]
   ING US Funding
      3.052%, 03/10/09                                  50,000            49,716
                                                                 ===============
      TOTAL COMMERCIAL PAPER
      (Cost $664,582)                                                    664,582
                                                                 ===============
U.S. GOVERNMENT AGENCY OBLIGATIONS [14.5%]
   FHLB DN (A)
      0.010%, 01/06/09                                  50,000            50,000
      0.010%, 01/09/09                                  50,000            50,000
      0.120%, 01/23/09                                  50,000            49,996
      3.094%, 04/03/09                                  50,000            49,610
      3.095%, 04/06/09                                  50,000            49,598
      3.149%, 04/13/09                                  50,000            49,561
   FHLMC DN (A)
      0.100%, 01/21/09                                  50,000            49,997
                                                                 ===============
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $348,762)                                                    348,762
                                                                 ===============
CORPORATE BONDS [11.6%]
   BANKS [8.3%]
   Barclays (C)
      0.726%, 02/05/09                                  50,000            50,000
   International Bank for Reconstruction &
      Development
      0.050%, 01/13/09                                  50,000            49,999
   National Australian Bank, MTN (B)(C)
      2.439%, 02/19/09                                  50,000            50,000
   US Bank, MTN (C)
      1.295%, 01/13/09                                  50,000            50,000
                                                                 ---------------
   TOTAL BANKS                                                           199,999
                                                                 ===============
   FINANCIAL SERVICES [2.8%]
   American Honda, MTN (B)(C)
      2.989%, 02/05/09                                  35,000            35,000


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Prime Money Market Fund

                                                   Face Amount
Description                                       (000)/Shares     Value (000)
-----------                                       ------------   ---------------
   John Deere Capital, MTN
      4.625%, 04/15/09                            $     32,000   $        32,122
                                                                 ===============
   TOTAL FINANCIAL SERVICES                                               67,122
                                                                 ===============
   SECURITY BROKERS & DEALERS [0.5%]
   Credit Suisse USA
      3.875%, 01/15/09                                  13,041            13,043
                                                                 ===============
      TOTAL CORPORATE BONDS
      (Cost $280,164)                                                    280,164
                                                                 ===============
MUNICIPAL BOND [0.8%]
   CALIFORNIA [0.8%]
   County of Los Angeles California, Ser C,
      RB, MBIA
      3.837%, 06/30/09                                  20,000            19,628
                                                                 ===============
      TOTAL MUNICIPAL BOND
      (Cost $19,628)                                                      19,628
                                                                 ===============
CERTIFICATES OF DEPOSIT [8.3%]
   Bank of Ireland
      0.741%, 01/26/09                                  50,000            50,000
   Calyon
      3.130%, 02/18/09                                  50,000            50,001
   Depfa Bank
      3.140%, 02/19/09                                  50,000            50,001
   Natixis
      3.050%, 01/06/09                                  50,000            50,000
                                                                 ===============
      TOTAL CERTIFICATES OF DEPOSIT
      (Cost $200,002)                                                    200,002
                                                                 ===============
CASH EQUIVALENT [0.1%]
   Goldman Sachs Financial Square Funds -
      Government Fund, 0.940%*                       3,032,164             3,032
                                                                 ===============
      TOTAL CASH EQUIVALENT
      (Cost $3,032)                                                        3,032
                                                                 ===============
REPURCHASE AGREEMENTS (D) [37.0%]
   Bank of America
      0.010%, dated 12/31/08, repurchased on
      01/02/09, repurchase price $225,000,125
      (collateralized by U.S. Government
      obligations, par values ranging from
      $6,232,000 to $197,820,000, 0.000% to
      6.625%, 05/29/09 to 09/15/09; with total
      market value $229,500,652)                       225,000           225,000
   Barclays
      0.040%, dated 12/31/08, repurchased on
      01/02/09, repurchase price $216,200,480
      (collateralized by U.S. Government
      obligations, par values ranging from
      $2,686,000 to $50,000,000, 0.000% to 5.400%,
      01/08/10 to 08/03/37; with total market
      value $220,524,145)                              216,200           216,200
   Deutsche Bank
      0.050%, dated 12/31/08, repurchased on
      01/02/09, repurchase price $225,000,625

                                                   Face Amount
Description                                       (000)/Shares     Value (000)
-----------                                       ------------   ---------------
      (collateralized by U.S. Government
      obligations, par values ranging from
      $60,042,000 to $144,805,000, 4.125% to
      5.000%, 12/21/12 to 01/30/14; with total
      market value $229,500,358)                  $    225,000   $       225,000
   JPMorgan Chase
      0.010%, dated 12/31/08, repurchased on
      01/02/09, repurchase price $225,001,795
      (collateralized by U.S. Government
      obligations, par values ranging from
      $12,795,000 to $185,090,000, 0.000% to
      4.875%, 10/22/09 to 07/15/11; with total
      market value $229,501,832)                       225,000           225,000
                                                                 ===============
      TOTAL REPURCHASE AGREEMENTS
      (Cost $891,200)                                                    891,200
                                                                 ===============
      TOTAL INVESTMENTS [99.9%]
      (Cost $2,407,370) +                                        $     2,407,370
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $2,409,341 ($ THOUSANDS).

+    FOR FEDERAL TAX PURPOSES, FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

*    THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF DECEMBER 31, 2008.

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON DECEMBER 31, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $309,945($ THOUSANDS), REPRESENTING 12.9% OF THE NET ASSETS OF THE FUND.

(C) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2008.

(D)  TRI-PARTY REPURCHASE AGREEMENT

DN    -- DISCOUNT NOTE
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
MBIA  -- MUNICIPAL BOND INVESTMENT ASSOCIATION
MTN   -- MEDIUM TERM NOTE
RB    -- REVENUE BOND
SER   -- SERIES

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

Government Money Market Fund

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [89.9%]
   FAMC DN (A)
      2.060%, 01/02/09                            $     75,000   $        74,996
      0.120%, 01/22/09                                  30,000            29,998
   FHLB
      2.500%, 01/22/09                                  50,000            50,004
      3.250%, 02/02/09                                  50,000            50,000
      2.630%, 02/27/09                                  50,000            50,045
      3.240%, 04/07/09                                  50,000            50,095
      2.450%, 04/08/09                                  33,100            33,082
      3.050%, 06/18/09                                  30,000            30,000
      2.800%, 09/24/09                                  30,000            30,000
      3.000%, 09/25/09                                  37,710            37,710
   FHLB DN (A)
      0.544%, 01/02/09                                 116,570           116,569
      3.261%, 01/05/09                                 150,000           149,982
      3.120%, 01/06/09                                 239,660           239,638
      0.628%, 01/07/09                                 206,100           206,095
      1.211%, 01/08/09                                 175,000           174,988
      1.254%, 01/09/09                                 173,470           173,456
      2.197%, 01/12/09                                 125,000           124,967
      0.801%, 01/13/09                                 100,000            99,987
      0.507%, 01/14/09                                 125,000           124,986
      0.280%, 01/15/09                                  75,000            74,992
      1.375%, 01/16/09                                  88,000            87,971
      0.781%, 01/20/09                                  50,000            49,979
      0.601%, 01/21/09                                  75,000            74,975
      0.621%, 01/26/09                                  75,000            74,968
      2.114%, 02/06/09                                  50,000            49,895
      0.060%, 02/12/09                                  49,599            49,596
      2.367%, 04/01/09                                  50,000            49,707
      2.367%, 04/02/09                                  50,000            49,704
   FHLMC, MTN
      2.300%, 04/01/09                                  33,760            33,757
      2.450%, 04/09/09                                  50,000            50,000
   FHLMC DN (A)
      0.066%, 01/08/09                                  20,000            20,000
      2.418%, 01/20/09                                  50,000            49,937
      2.418%, 01/21/09                                  50,000            49,933
      2.063%, 01/27/09                                  50,000            49,926
      0.681%, 02/23/09                                  60,614            60,553
   FNMA (B)
      6.077%, 02/17/09                                  39,978            40,212
   FNMA DN (A)
      0.400%, 01/07/09                                  50,000            49,997
      2.012%, 01/23/09                                  50,000            49,939
      2.521%, 01/30/09                                  50,000            49,899
      2.063%, 02/03/09                                  50,000            49,906
      2.063%, 02/04/09                                  50,000            49,903
                                                                 ===============
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $3,012,347)                                                3,012,347
                                                                 ===============
REPURCHASE AGREEMENTS (C) [10.1%]
   Bank of America
      0.010%, dated 12/31/08, repurchased
      on 01/02/09, repurchase price $50,000,028
      (collateralized by a U.S. Government
      Obligation, par value $50,320,000,
      5.625%, 04/09/14; with total market value
      $51,000,564)                                      50,000            50,000

                                                   Face Amount
Description                                           (000)        Value (000)
-----------                                       ------------   ---------------
   Barclays
      0.040%, dated 12/31/08, repurchased on
      01/02/09, repurchase price $64,000,142
      (collateralized by U.S. Government
      obligations, par values ranging from
      $21,530,000 to $39,684,000, 5.400% to
      5.068%, 02/02/12 to 04/17/14; with total
      market value $65,280,157)                   $     64,000   $        64,000
   Deutsche Bank
      0.050%, dated 12/31/08, repurchased on
      01/02/09, repurchase price $75,000,208
      (collateralized by U.S. Government
      obligations, par values ranging from
      $16,386,000 to $52,749,000, 4.500% to
      5.125%, 11/05/12 to 01/15/13; with total
      market value $76,500,410)                         75,000            75,000
   JPMorgan Chase
      0.010%, dated 12/31/08, repurchased on
      01/02/09, repurchase price $100,002,344
      (collateralized by U.S. Government
      obligations, par values ranging from
      $46,683,000 to $55,350,000, 0.000%,
      04/07/09 to 04/14/09; with total market
      value $102,002,391)                              100,000           100,000
   UBS Warburg
      0.030%, dated 12/31/08, repurchased on
      01/02/09, repurchase price $50,002,243
      (collateralized by U.S. Government
      obligations, par values ranging from
      $18,000 to $18,420,000, 0.000%, 01/15/19
      to 04/15/30; with total market value
      $51,002,288)                                      50,000            50,000
                                                                 ===============
            TOTAL REPURCHASE AGREEMENTS
            (Cost $339,000)                                              339,000
                                                                 ===============
            TOTAL INVESTMENTS [ 100.0%]
            (Cost $3,351,347) +                                  $     3,351,347
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $3,352,724 ($ THOUSANDS).

+    FOR FEDERAL TAX PURPOSES, FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

(A) ZERO COUPON SECURITY. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) FLOATING RATE SECURITY - THE RATE REPORTED IS THE RATE IN EFFECT ON DECEMBER 31, 2008.

(C)  TRI-PARTY REPURCHASE AGREEMENT

DN    -- DISCOUNT NOTE
FAMC  -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN   -- MEDIUM TERM NOTE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                      Face
Description                                       Amount (000)     Value (000)
-----------                                       ------------   ---------------
MUNICIPAL BONDS [93.3%]
   CALIFORNIA [83.8%]
   ABAG, Finance Authority for Non-Profit
      Corporations, Public Policy
      Institute, Ser A, RB (A)(B)(C)
      0.600%, 11/01/31                            $      2,870   $         2,870
   ABAG, Finance Authority for Non-Profit
      Corporations, Ser C, COP (A)(B)(C)
      0.250%, 02/02/09                                   7,620             7,620
   ABAG, Finance Authority for Non-Profit
      Corporations, Ser D, COP (A)(B)(C)
      0.250%, 02/02/09                                   6,140             6,140
   Bay Area Toll Authority, RB (B)(C)
      0.300%, 02/02/09                                   5,000             5,000
   Bay Area Toll Authority, RB (B)(C)
      0.750%, 04/01/25                                  14,245            14,245
   Bay Area Toll Authority, RB (B)(C)
      0.450%, 02/02/09                                   4,000             4,000
   Bay Area Toll Authority, Ser E-1,
      RB (B)(C)
      0.450%, 02/02/09                                   3,560             3,560
   California Educational Facilities
      Authority, Ser B, RB (B)(C)
      0.600%, 01/01/54                                   7,925             7,925
   California Infrastructure & Economic
      Development Bank, Ser A,
      RB (A)(B)(C)
      0.250%, 02/02/09                                   9,900             9,900
   California Infrastructure & Economic
      Development Bank, Ser C,
      RB (A)(B)(C)
      0.550%, 02/02/09                                   6,000             6,000
   California State, Bay Area Toll
      Authority, San Francisco Bay Area
      Project, Ser A-1, RB (B)(C)
      0.280%, 02/02/09                                  12,000            12,000
   California State, Community College
      Financing Authority, Ser A, TRAN
      3.500%, 06/30/09                                  10,000            10,085
   California State, Daily Kindergarten
      University Project, Ser A-1, GO
      (A)(B)(C)
      0.330%, 02/02/09                                   1,200             1,200
   California State, Daily Kindergarten
      University Project, Ser A-2,
      GO (A)(B)(C)
      0.300%, 02/02/09                                   2,500             2,500
   California State, Daily Kindergarten
      University Project, Ser A-3,
      GO (A)(B)(C)
      0.350%, 02/02/09                                  14,735            14,735
   California State, Daily Kindergarten
      University Project, Ser A-4,
      GO (A)(B)(C)
      0.880%, 05/01/34                                   1,250             1,250
   California State, Daily Kindergarten
      University Project, Ser A-5,
      GO (A)(B)(C)
      0.450%, 02/02/09                                   1,875             1,875

                                                      Face
Description                                       Amount (000)     Value (000)
-----------                                       ------------   ---------------
   California State, Daily Kindergarten
      University Project, Ser B-1, GO
      (A)(B)(C)
      0.330%, 02/02/09                            $      7,370   $         7,370
   California State, Department of Water
      Resource & Power, Ser B-1,
      RB (A)(B)(C)
      0.250%, 02/02/09                                   2,950             2,950
   California State, Department of Water
      Resource & Power, Ser B-2, RB
      (A)(B)(C)
      0.200%, 02/02/09                                     900               900
   California State, Department of Water
      Resource & Power, Ser B-4, RB
      (A)(B)(C)
      0.450%, 02/02/09                                  11,900            11,900
   California State, Department of Water
      Resource & Power, Ser C-15,
      RB (A)(B)(C)
      0.400%, 02/02/09                                   5,000             5,000
   California State, Department of Water
      Resource & Power, Ser C-7, RB,
      FSA (B)(C)
      2.500%, 05/01/22                                   4,925             4,925
   California State, Department of Water
      Resource & Power, Sub-Ser F-2,
      RB (A)(B)(C)
      0.250%, 02/02/09                                  12,000            12,000
   California State, Department of Water
      Resource & Power, Sub-Ser G-3,
      RB, FSA (B)(C)
      2.500%, 05/01/16                                  10,000            10,000
   California State, Department of Water
      Resource & Power, Sub-Ser I-1,
      RB (A)(B)(C)
      0.250%, 02/02/09                                  11,500            11,500
   California State, Economic Development
      Financing Authority, KQED
      Incorporated Project, RB (A)(B)(C)
      0.550%, 02/02/09                                   1,335             1,335
   California State, Economic Recovery
      Authority, Ser C-1, GO (B)(C)
      0.200%, 02/02/09                                  27,170            27,170
   California State, Economic Recovery
      Authority, Ser C-4, GO (B)(C)
      0.250%, 02/02/09                                  18,080            18,080
   California State, Economic Recovery
      Authority, Ser C-5, RB
      (B)(C)
      0.830%, 07/01/23                                   6,500             6,500
   California State, Educational Facilities
      Authority, Chapman University
      Project, RB (A)(B)(C)
      0.550%, 02/02/09                                   1,000             1,000
   California State, Educational Facilities
      Authority, Pitzer College Project,
      Ser B, RB (A)(B)(C)
      0.600%, 04/01/45                                   3,215             3,215
   California State, Educational Facilities
      Authority, University of San
      Francisco Project, RB (A)(B)(C)
      0.500%, 02/02/09                                   5,000             5,000


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                      Face
Description                                       Amount (000)     Value (000)
-----------                                       ------------   ---------------
   California State, GO
      Pre-Refunded @ 100 (D)
      5.100%, 02/01/09                            $      6,000   $         6,016
   California State, Infrastructure &
      Economic Authority, J Paul Getty
      Trust Project, Ser B, RB (B)(C)
      0.250%, 02/02/09                                   7,820             7,820
   California State, Infrastructure &
      Economic Authority, J Paul Getty
      Trust Project, Ser B, RB (B)(C)
      0.400%, 02/02/09                                  13,425            13,425
   California State, Infrastructure &
      Economic Authority, J Paul Getty
      Trust Project, Ser D, RB (B)(C)
      0.250%, 02/02/09                                   3,700             3,700
   California State, Ser A-1, GO (A)(B)(C)
      0.350%, 02/02/09                                  13,350            13,350
   California State, Ser A-2, GO (A)(B)(C)
      0.450%, 02/02/09                                  14,050            14,050
   California State, Ser A-3, GO (A)(B)(C)
      0.250%, 02/02/09                                  16,500            16,500
   California State, Ser B, Sub-Ser B-6,
      GO (A)(B)(C)
      0.350%, 02/02/09                                  18,205            18,205
   California State, Ser B, Sub-Ser B-7,
      GO (A)(B)(C)
      0.330%, 02/02/09                                  18,175            18,175
   California State, Ser B-1, GO (A)(B)(C)
      0.400%, 02/02/09                                   7,000             7,000
   California State, Ser C-2, GO (A)(B)(C)
      0.550%, 05/01/33                                   7,700             7,700
   California State, Sub-Ser B-3,
      GO (A)(B)(C)
      0.300%, 05/01/40                                   3,145             3,145
   California State, Sub-Ser B-4, GO
      (A)(B)(C)
      0.600%, 02/02/09                                   6,880             6,880
   California State, Weekly Kindergarten
      University Project, Ser A-7,
      GO (A)(B)(C)
      0.500%, 02/02/09                                   3,195             3,195
   California State, Weekly Kindergarten
      University Project, Ser A-8,
      GO (A)(B)(C)
      0.550%, 05/01/34                                  20,600            20,600
   California State, Weekly Kindergarten
      University Project, Ser B-5,
      GO (A)(B)(C)
      0.400%, 02/02/09                                  12,725            12,725
   California Statewide, Communities
      Development Authority, Masters
      College Project, RB (A)(B)(C)
      0.550%, 01/07/09                                   3,000             3,000
   California Statewide, Communities
      Development Authority, Park
      Century School Project,
      RB (A)(B)(C)
      0.550%, 02/02/09                                   4,000             4,000

                                                      Face
Description                                       Amount (000)     Value (000)
-----------                                       ------------   ---------------
   East Bay Municipal Utility District,
      Sub-Ser A-3, RB (B)(C)
      2.000%, 06/01/09                            $     10,000   $        10,000
   East Bay, Municipal Utilities District
      Authority, Sub-Ser A-1, RB (B)(C)
      2.150%, 06/01/38                                  10,000            10,000
   East Bay, Municipal Utilities District
      Authority, Sub-Ser C1, RB (B)(C)
      0.400%, 06/01/26                                   7,355             7,355
   East Bay, Municipal Utilities District
      Authority, Sub-Ser C2, RB (B)(C)
      0.550%, 06/01/26                                   5,000             5,000
   East Bay, Municipal Utilities District
      Authority, Sub-Ser C3, RB (B)(C)
      0.550%, 06/01/26                                   2,775             2,775
   Glendale, Police Building Project,
      COP (B)(C)
      0.400%, 02/02/09                                  13,800            13,800
   Irvine Ranch, Water District, Ser B,
      GO (A)(B)(C)
      1.000%, 02/01/09                                   8,000             8,000
   Irvine, Improvement Board, Act 1915
      Project, District #03-19, Ser A,
      SAB (A)(B)(C)
      0.250%, 02/01/09                                  10,662            10,662
   Irvine, Improvement Board, Act 1915
      Project, District #03-19, Ser B,
      SAB (A)(B)(C)
      0.250%, 02/01/09                                     624               624
   Irvine, Improvement Board, Act 1915
      Project, District #04-20, Ser A,
      RB (A)(B)(C)
      0.250%, 02/01/09                                   8,560             8,560
   Irvine, Improvement Board, Act 1915
      Project, District #05-21, Ser A,
      RB (A)(B)(C)
      0.250%, 02/01/09                                  22,430            22,430
   Irvine, Improvement Board, Act 1915
      Project, District #07-22, Ser A,
      RB (A)(B)(C)
      0.250%, 02/01/09                                   9,950             9,950
   Irvine, Improvement Board, Act 1915
      Project, District #87-8,
      SAB (A)(B)(C)
      0.250%, 02/01/09                                   5,889             5,889
   Irvine, Improvement Board, Act 1915
      Project, District #97-17, SAB
      (A)(B)(C)
      0.250%, 02/01/09                                   7,150             7,150
   Irvine, Ser B, RB (A)(B)(C)
      0.250%, 02/01/09                                   1,382             1,382
   Kern County, TRAN
      3.000%, 06/30/09                                  14,000            14,096
   Los Angeles County Metropolitan
      Transportation Authority, RB (B)(C)
      0.550%, 07/01/31                                  20,000            20,000
   Los Angeles County, Ser A, TRAN
      3.000%, 06/30/09                                  20,000            20,139
   Los Angeles Unified School District,
      Ser A, TRAN
      3.000%, 07/30/09                                  13,000            13,109


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                      Face
Description                                       Amount (000)     Value (000)
-----------                                       ------------   ---------------
   Los Angeles Unified School District,
      Ser B, COP (A)(B)(C)
      0.600%, 10/01/31                            $      1,000   $         1,000
   Los Angeles, Department of Water &
      Power, Sub-Ser B-1, RB (B)(C)
      0.300%, 02/02/09                                   7,000             7,000
   Los Angeles, Department of Water &
      Power, Sub-Ser B-2, RB
      (B)(C)
      0.250%, 02/02/09                                  28,350            28,350
   Los Angeles, TRAN
      3.000%, 06/30/09                                  11,000            11,077
   Los Angeles, Wastewater Systems
      Authority, Sub-Ser F-2,
      RB (A)(B)(C)
      0.550%, 02/02/09                                   7,000             7,000
   Los Angeles, Water & Power Resource
      Authority, Power System Project,
      Sub-Ser A-7, RB (B)(C)
      0.450%, 07/01/35                                   5,000             5,000
   Los Angeles, Water & Power Resource
      Authority, Sub-Ser B-1, RB
      (B)(C)
      0.550%, 07/01/34                                   3,500             3,500
   Los Angeles, Water & Power Resource
      Authority, Sub-Ser B-2, RB (B)(C)
      0.500%, 02/02/09                                  12,600            12,600
   Los Angeles, Water & Power Resource
      Authority, Sub-Ser B-3, RB (B)(C)
      0.250%, 02/02/09                                  19,225            19,225
   Los Angeles, Water & Power Resource
      Authority, Sub-Ser B-6, RB (B)(C)
      0.250%, 02/02/09                                  17,400            17,400
   Metropolitan Water District of Southern
      California, Ser B-2, RB (B)(C)
      0.200%, 02/02/09                                   1,900             1,900
   Oakland, Capital Equipment Project,
      COP (A)(B)(C)
      0.450%, 02/02/09                                   3,000             3,000
   Oakland-Alameda County, Coliseum
      Project, Ser C-1, RB (A)(B)(C)
      0.500%, 02/02/09                                  15,000            15,000
   Orange County, Sanitation District
      Authority, Ser A, COP (B)(C)
      0.650%, 02/02/09                                  13,830            13,830
   Orange County, Sanitation District
      Authority, Ser B, COP (B)(C)
      0.650%, 02/02/09                                  23,590            23,590
   Orange County, Water District
      Authority, Ser A, COP (B)(C)
      0.420%, 01/07/09                                   2,800             2,800
   Pasadena, Public Financing Authority,
      Rose Bowl Refinancing &
      Improvement Project, RB (A)(B)(C)
      0.250%, 12/01/23                                  16,525            16,525
   Riverside California, Ser A, RB (B)(C)
      0.550%, 02/02/09                                   8,305             8,305
   Riverside County, Public Facilities
      Authority, Ser C, COP (A)(B)(C)
      0.600%, 12/01/15                                  12,300            12,300
   Sacramento County, Sanitation District
      Authority, Sub-Ser B, RB (B)(C)
      0.250%, 02/02/09                                   2,000             2,000

                                                      Face
Description                                       Amount (000)     Value (000)
-----------                                       ------------   ---------------
   Sacramento County, Sanitation District
      Authority, Sub-Ser E, RB (A)(B)(C)
      0.600%, 12/01/40                            $      6,500   $         6,500
   San Diego County, Museum of Art
      Project, COP (A)(B)(C)
      0.550%, 02/02/09                                   1,400             1,400
   San Diego County, Regional
      Transportation Commission, Ser B,
      RB (B)(C)
      0.500%, 02/02/09                                  13,650            13,650
   San Diego County, Regional
      Transportation Commission, Ser C,
      RB (B)(C)
      1.500%, 02/02/09                                   5,000             5,000
   San Francisco Bay, Area Transit
      Financing Authority, RB, FGIC
      Pre-Refunded @ 101 (D)
      5.500%, 07/01/09                                   5,000             5,149
   San Jose, Redevelopment Agency,
      Merged Area Redevelopment
      Project, Ser A, RB (A)(B)(C)
      0.430%, 02/02/09                                   7,450             7,450
   Santa Clara California, Sub-Ser A, RB
      (A)(B)(C)
      0.250%, 02/02/09                                   5,000             5,000
   Santa Clara County, Financing
      Authority, Multiple Facilities
      Projects, Ser M, RB (A)(B)(C)
      0.550%, 01/15/09                                  17,105            17,105
   Santa Clara County, Financing
      Authority, VMC Facility
      Replacement Project, Ser B,
      RB (B)(C)
      0.550%, 02/01/09                                  13,475            13,475
   Santa Clara Valley, Transportation
      Authority, Ser C, RB (B)(C)
      0.350%, 02/02/09                                   8,000             8,000
   Santa Clara Valley, Transportation
      Authority, Ser D, RB (B)(C)
      0.550%, 02/02/09                                   6,000             6,000
   Santa Clara, Electric Authority, Sub-Ser
      B, RB (A)(B)(C)
      1.750%, 07/01/27                                   5,000             5,000
   Santa Cruz County, TRAN
      3.000%, 07/06/09                                   5,000             5,034
   Southern California, Metropolitan Water
      District Authority, Ser 1, RB
      (B)(C)
      0.250%, 02/02/09                                   9,735             9,735
   Southern California, Metropolitan Water
      District Authority, Ser A, RB (B)(C)
      0.350%, 07/01/09                                   3,600             3,600
   Southern California, Metropolitan Water
      District Authority, Ser B, RB (B)(C)
      0.550%, 07/01/27                                   4,200             4,200
   Southern California, Metropolitan Water
      District Authority, Ser C-1,
      RB (B)(C)
      0.200%, 02/02/09                                  11,400            11,400
   Southern California, Metropolitan Water
      District Authority, Ser C-1,
      RB (B)(C)
      2.500%, 02/02/09                                   5,700             5,700


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                      Face
Description                                       Amount (000)     Value (000)
-----------                                       ------------   ---------------
   Southern California, Metropolitan Water
      District Authority, Ser C-2, RB
      (B)(C)
      0.300%, 02/02/09                            $      2,400   $         2,400
   Southern California, Metropolitan Water
      District Authority, Ser C-3,
      RB (B)(C)
      0.750%, 02/02/09                                   8,375             8,375
   Southern California, Metropolitan Water
      District Authority, Water Works
      Authorization Project, Ser B,
      RB (B)(C)
      0.550%, 07/01/28                                  10,135            10,135
   Southern California, Public Power
      Authority, Southern Transmission
      Project, Ser A, RB, FSA (B)(C)
      3.000%, 01/07/09                                   6,000             6,000
   State of California, GO
      Pre-Refunded @ 101 (D)
      5.000%, 08/01/09                                   1,000             1,030
   State of California, GO (A)(B)(C)
      0.300%, 02/02/09                                   4,975             4,975
   Turlock, Irrigation District, Capital
      Improvement & Refunding Project,
      COP (A)(B)(C)
      0.250%, 02/01/09                                   5,660             5,660
   Tustin, Improvement Board Act,
      Reassessment District No. 95-2-A,
      Ser A, SAB (A)(B)(C)
      0.250%, 02/01/09                                   8,050             8,050
   University of California, Regents
      Medical Center, Ser B-1, RB (B)(C)
      0.300%, 02/02/09                                   6,510             6,510
   University of California, Regents
      Medical Center, Ser B-2, RB (B)(C)
      0.960%, 05/15/32                                   5,480             5,480
   University of California, Ser M, RB,
      FGIC
      Pre-Refunded @ 101 (D)
      5.125%, 09/01/09                                   7,850             8,112
   Ventura County, TRAN
      3.500%, 07/01/09                                  10,000            10,093
                                                                 ---------------
   TOTAL CALIFORNIA                                                    1,031,777
                                                                 ===============
   CONNECTICUT [2.4%]
   Connecticut State, Health & Educational
      Facility Authority, Yale University
      Project, Ser V-1, RB (B)(C)
      0.250%, 02/02/09                                  15,000            15,000
   Connecticut State, Health & Educational
      Facility Authority, Yale University
      Project, Ser X-2, RB (B)(C)
      0.250%, 02/02/09                                   6,000             6,000
   Connecticut State, Health & Educational
      Facility Authority, Yale University
      Project, Ser Y-2, RB (B)(C)
      0.250%, 02/02/09                                   8,850             8,850
                                                                 ---------------
   TOTAL CONNECTICUT                                                      29,850
                                                                 ===============

                                                      Face
Description                                       Amount (000)     Value (000)
-----------                                       ------------   ---------------
   ILLINOIS [0.8%]
   Illinois State, Finance Authority,
      Northwestern Memorial Project,
      Sub-Ser B-1, RB (B)(C)
      0.550%, 02/02/09                            $      5,000   $         5,000
   Illinois State, Finance Authority,
      Northwestern University Project,
      Sub-Ser A, RB (B)(C)
      0.400%, 12/01/34                                   4,600             4,600
                                                                 ---------------
   TOTAL ILLINOIS                                                          9,600
                                                                 ===============
   MASSACHUSETTS [2.3%]
   Massachusetts State, Development
      Finance Agency, Harvard University
      Project, Ser B-2, RB (B)(C)
      0.400%, 02/02/09                                   8,000             8,000
   Massachusetts State, Development
      Finance Agency, Harvard University
      Project, Ser HH, RB (B)(C)
      0.500%, 02/02/09                                   5,950             5,950
   Massachusetts State, Health &
      Educational Facilities Authority,
      Tufts University Project, Ser N-1,
      RB (B)(C)
      0.300%, 02/02/09                                  14,200            14,200
                                                                 ---------------
   TOTAL MASSACHUSETTS                                                    28,150
                                                                 ===============
   MICHIGAN [0.5%]
   University of Michigan, Ser B, RB (B)(C)
      0.700%, 04/01/28                                   6,000             6,000
                                                                 ===============
   NEVADA [1.0%]
   Clark County, School District, Ser A,
      GO, FSA (B)(C)
      0.550%, 02/02/09                                  11,995            11,995
                                                                 ===============
   NEW HAMPSHIRE [0.4%]
   New Hampshire Health & Education
      Facilities Authority, Ser A,
      RB (B)(C)
      0.300%, 02/02/09                                   5,120             5,120
                                                                 ===============
   NORTH CAROLINA [0.2%]
   North Carolina State, Educational
      Facilities Finance Agency, Charlotte
      Day School Project, RB (A)(B)(C)
      0.800%, 02/01/09                                   2,915             2,915
                                                                 ===============
   TEXAS [1.5%]
   University of Texas, Ser A, RB (B)(C)
      0.400%, 08/15/13                                   4,695             4,695
   University of Texas, Ser B, RB (B)(C)
      0.700%, 08/01/33                                  13,600            13,600
                                                                 ---------------
   TOTAL TEXAS                                                            18,295
                                                                 ===============


                                CNI CHARTER FUNDS

Schedule of Investments
DECEMBER 31, 2008 (UNAUDITED)

California Tax Exempt Money Market Fund

                                                      Face
Description                                       Amount (000)     Value (000)
-----------                                       ------------   ---------------
   VIRGINIA [0.4%]
   University of Virginia, Ser A, RB (B)(C)
      0.400%, 06/01/34                            $      4,965   $         4,965
                                                                 ===============
      TOTAL MUNICIPAL BONDS
      (Cost $1,148,667)                                                1,148,667
                                                                 ===============
COMMERCIAL PAPER (E) [2.5%]
   California State, Educational Facilities
      Authority
      3.750%, 01/12/09                                  13,000            13,000
   Contra Costa County Public Financing
      Authority
      0.950%, 01/07/09                                   2,400             2,400
   San Diego County Water Authority
      1.500%, 02/04/09                                  15,000            15,000
                                                                 ===============
      TOTAL COMMERCIAL PAPER
      (Cost $30,400)                                                      30,400
                                                                 ===============
      TOTAL INVESTMENTS [ 95.8%]
      (Cost $1,179,067) +                                        $     1,179,067
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,230,778 ($ THOUSANDS).

+    FOR FEDERAL TAX PURPOSES, FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

(A) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(B) FLOATING RATE SECURITY - THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER, 31, 2008.

(C) PUT AND DEMAND FEATURE - THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(D)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(E)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
COP  -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE ASSOCIATION
FSA  -- FINANCIAL SECURITY ASSISTANCE
GO   -- GENERAL OBLIGATION
RB   -- REVENUE BOND
SAB  -- SPECIAL ASSESSMENT BOND
SER  -- SERIES
TRAN -- TAX & REVENUE ANTICIPATION NOTE

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.


                                CNI CHARTER FUNDS

CNI Charter Funds (Unaudited)
December 31, 2008

THE FUNDS ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS (--FAS 157--), EFFECTIVE OCTOBER 1, 2008. IN ACCORDANCE WITH FAS 157, FAIR VALUE IS DEFINED AS THE PRICE THAT THE FUNDS WOULD RECEIVE UPON SELLING AN INVESTMENT IN A TIMELY TRANSACTION TO AN INDEPENDENT BUYER IN THE PRINCIPAL OR MOST ADVANTAGEOUSMARKET OF THE INVESTMENT. FAS 157 ESTABLISHED A THREE-TIER HIERARCHY TO MAXIMIZE THE USE OF THE OBSERVABLE MARKET DATA AND MINIMIZE THE USE OF UNOBSERVABLE INPUTS AND TO ESTABLISH CLASSIFICATION OF THE FAIR VALUE MEASUREMENTS FOR DISCLOSURE PURPOSES. INPUTS REFER BROADLY TO THE ASSUMPTIONS THAT MARKET PARTICIPANTS WOULD USE IN PRICING AN ASSET. INPUTS MAY BE OBSERVABLE OR UNOBSERVABLE. OBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE REPORTING ENTITY. UNOBSERVABLE INPUTS ARE INPUTS THAT REFLECT THE REPORTING ENTITY'S OWN ASSUMPTIONS ABOUT THE ASSUMPTIONS MARKET PARTICIPANTS WOULD USE IN PRICING THE ASSET OR LIABILITY DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES.

THE THREE-TIER HIERARCHY OF INPUTS IS SUMMARIZED IN THE THREE BROAD LEVELS LISTED BELOW:
     -   LEVEL 1 - QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS
     - LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS (INCLUDING QUOTED PRICES FOR SIMILAR INVESTMENTS, INTEREST RATES, PREPAYMENT SPEEDS, CREDIT RISKS, ETC.)
     - LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS (INCLUDING THE FUND'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE OF INVESTMENTS)

THE VALUATION TECHNIQUES USED BY THE FUNDS TO MEASURE FAIR VALUE DURING THE THREE MONTHS ENDED DECEMBER 31, 2008 MAXIMIZED THE USE OF OBSERVABLE INPUTS AND MINIMIZED THE USE OF UNOBSERVABLE INPUTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF DECEMBER 31, 2008 IN VALUING THE FUNDS' INVESTMENTS CARRIED AT VALUE ($ THOUSANDS):

INVESTMENTS IN SECURITIES                  LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
-------------------------                 --------   ----------   -------   ----------
Large Cap Value Equity Fund               $ 78,118   $       --     $--     $   78,118
Large Cap Growth Equity Fund                31,582           --      --         31,582
RCB Small Cap Value Fund                    16,904           --      --         16,904
Opportunistic Value Fund                     2,618           --      --          2,618
Multi-Asset Fund                            21,424        3,169      --         24,593
Corporate Bond Fund                          3,730       67,144      --         70,874
Government Bond Fund                         2,119       68,550      --         70,669
California Tax Exempt Bond Fund                764       33,449      --         34,213
High Yield Bond Fund                           115       23,681      --         23,796
Prime Money Market Fund                    894,232    1,513,138      --      2,407,370
Government Money Market Fund               339,000    3,012,347      --      3,351,347
California Tax Exempt Money Market Fund         --    1,179,067      --      1,179,067

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          CNI Charter Funds


By (Signature and Title)              /s/ Richard A. Weiss
                                      -----------------------------------
                                      Richard A. Weiss, President & CEO

Date:  February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)              /s/ Richard A. Weiss
                                      -------------------------------------
                                      Richard A. Weiss, President & CEO

Date:  February 27, 2009


By (Signature and Title)              /s/ Eric Kleinschmidt
                                      -------------------------------------
                                      Eric Kleinschmidt, Controller and COO

Date:  February 27, 2009